UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Discover Value.

Semiannual Report
Advantus Series Fund, Inc.

Offered in Minnesota Life Variable Products

June 30, 2008

Equities

Index 400 Mid-Cap Portfolio

Index 500 Portfolio

Real Estate Securities Portfolio

Fixed Income

International Bond Portfolio

Bond Portfolio

Mortgage Securities Portfolio

Money Market

Money Market Portfolio

*Securities offered through Securian Financial Services, Inc.

Member FINRA/SIPC

Variable Life Insurance*

Accumulator Variable Universal Life

Variable Adjustable Life

Variable Adjustable Life-Second Death

Variable Adjustable Life-Horizon

Variable Adjustable Life-Summit

Variable Adjustable Life-Survivor

Variable Annuities*

MultiOption® Extra

MultiOption® Legend

MultiOption® Advisor B, C, L

MultiOption® Achiever

MultiOption® Classic

MultiOption® Select

MultiOption® Single

MultiOption® Flexible

Megannuity

University of Minnesota MultiOption® Annuity

Adjustable Income Annuity

FlexAnnuity Plus

InvestAnnuity Plus

Individual Accumulation Annuity

Group Variable Life*

Variable Group Universal Life

(This page has been left blank intentionally.)

Bond Portfolio

Portfolio Objective

The Bond Portfolio seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Bond Portfolio invests in long-term, fixed income, high quality debt instruments. Risks of investment in the Bond Portfolio include, but are not limited to, changes in interest rates and the creditworthiness of their issuers. Also, in a low interest rate market there is the risk that bonds could be called by the issuer and prepaid prior to maturity. They could be replaced by bonds that offer lower interest rates. In addition, the net asset value of the Bond Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

For the six month period ended June 30, 2008, the Portfolio had a total return of -4.82 percent* for Class 1 and -4.82 percent* for Class 2. The Lehman Brothers Aggregate Bond Index** returned 1.13 percent for the same period.

What influenced the Portfolio's return during this period?

The Advantus Series Fund Bond Portfolio's overweight positions versus the index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), non-agency collateralized mortgage-obligations (CMOs), and to a lesser extent, corporate financial securities, contributed to the Portfolio's underperformance relative to the index over the past six months. For five of the last six one year periods ending December 31, 2007, the Portfolio has outperformed the index on a net basis. This is in part due to holdings in the non-index securities identified above. The Portfolio holds securities in all sectors contained in the index, but in addition holds positions not included in the index including, but not limited to, CMOs. The Portfolio typically holds similar, but not identical securities represented in the index. Additionally, the portfolio manager determines the appropriate security position size and the Portfolio will typically hold security position sizes (generally referenced as a percentage of total portfolio holdings) that are not in the same proportion as that security or a similar security represents in the index. Sector exposure is determined by the portfolio manager from time to time, but in general ranges to +/- 15% of the index exposure.

Underperformance of the Portfolio relative to the index can be attributed primarily to the performance of the non-Treasury sectors mentioned above, which had one of the worst performance periods since the index was created. Performance was also hurt by security selection. Substantial sell offs related in part to balance sheet restructurings of major market participants and decreased demand for these securities, have contributed to lower security valuations of investments held in the Portfolio. This negatively impacted Portfolio performance. We have reduced exposure to positions that we feel have a risk of downgrade. We remain vigilant on credit and believe the Portfolio holds few securities with a risk of significant downgrade. However, as other market participants continue the deleveraging process, even the Portfolio's higher quality holdings in the non-agency CMO and ABS sectors could be subject to further volatile mark-to-market dislocations.

In summary, the composition of the Portfolio, which deviates from the index, as described above, is a principal factor in the Portfolio's underperformance for this period.

Sector Diversification (percent of net assets)

Asset Quality (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Lehman Brothers Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Money Market Portfolio

Portfolio Objective

The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Portfolio.

Performance Update

For the six month period ended June 30, 2008, the Portfolio had a total return of 1.30 percent*. The Lehman Brothers Three-Month Treasury Bill Index returned 1.11 percent for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Mortgage Securities Portfolio

Portfolio Objective

The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. The Mortgage Securities Portfolio will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the Mortgage Securities Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

For the six month period ended June 30, 2008, the Portfolio had a total return of -3.99 percent* for Class 1 and -3.99 percent* for Class 2. The Lehman Brothers Mortgage Backed Securities Index** returned 1.93 percent for the same period.

What influenced the Portfolio's return during the first half of 2008?

The Advantus Series Fund Mortgage Securities Portfolio's underperformance relative to the index is primarily due to overweight positions versus the index in asset-backed securities, (ABS), commercial mortgage-backed securities (CMBS), and non-agency collateralized mortgage obligations (CMOs). For nine of the last ten one year periods ending December 31, 2007, the Portfolio outperformed the index on a net basis. This historical performance is due in part to holdings in the non-index securities identified above. The index is an unmanaged benchmark composite which includes fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). The Portfolio has invested in and continues to invest in securities that are not included in the index, such as non-agency residential mortgage backed securities, asset-backed securities and commercial mortgage backed securities. The Portfolio does hold some of the same or similar securities contained in the index but to a much lesser percentage than held in the index. Additionally, the portfolio manager determines the appropriate security position size and the Portfolio will typically hold security position sizes (generally referenced as a percentage of total portfolio holdings) that are not in the same proportion as that security or a similar security represents in the index. Sector exposure for the Portfolio is determined by the portfolio manager, but in general ranges from 0-35% in any of the non-agency security sectors. Substantial sell offs related in part to balance sheet restructurings of major market participants and decreased demand for these securities, have contributed to lower security valuations of investments held in the Portfolio. This negatively impacted Portfolio performance. In addition, real estate values continue to drop. Delinquencies on non-agency mortgages are upward trending. It is our view that market prices are abnormally depressed due to the credit crunch. Amid the ongoing credit and liquidity issues during the reporting period, these non-index sectors have significantly underperformed the Portfolio's index, and the Portfolio's exposure to these sectors accounts for the greatest share of underperformance.

In summary, the composition of the Portfolio, which includes a significant proportion of non-index securities, is a principal factor in the Portfolio's underperformance for this period.

Asset Quality (percent of net assets)

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Index 500 Portfolio

Portfolio Objective

The Index 500 Portfolio+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)+. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Index 500 Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

For the six month period ended June 30, 2008, the Portfolio had a total return of -12.07 percent* for Class 1 and -12.07 percent* for Class 2. The Standard & Poor's 500 Index** returned -11.91 percent for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

+ "Standard & Poor's®", "S&P®", "S&P500®", "Standard & Poor's 500®", "Standard & Poor's MidCap 400®", and "S&P MidCap 400®" are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. This sub-account seeks investment results generally corresponding to the index from which the sub-account takes its name. You may not invest directly in an index.

International Bond Portfolio

Portfolio Objective

The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Portfolio, Franklin Advisers, Inc., provides investment advice to the International Bond Portfolio under a sub-advisory agreement.Investment risks associated with international investing, in addition to other risks, may include currency fluctuations, political, social and economic instability and differences in accounting standards when investing in foreign markets.

Risks of investment in the International Bond Portfolio include, but are not limited to, changes in interest rates and the creditworthiness of their issuers. Also, in a low interest rate market there is the risk that bonds could be called by the issuer and prepaid prior to maturity. They could be replaced by bonds that offer lower interest rates.

Performance Update

For the six month period ended June 30, 2008, the Portfolio had a total return of 2.39 percent* for Class 1 and 2.38 percent* for Class 2. The Citigroup Non-U.S. World Government Bond Index** returned 5.70 percent for the same period. The Citigroup World Government Bond Index*** returned 5.02 percent for the same period.

Country Allocation (percent of net assets)

Currency Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup Non-U.S. World Government Bond Index is a market value-weighted index of government debt securities issued by eleven different nations: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain and the United Kingdom. The goal of the index is to include all fixed-rate institutionally traded bonds issued by the above governments. The minimum maturity is one year, and the minimum outstanding must be at least $25 million U.S. dollars. Also included in the index are zero-coupon renewable securities. Floating rate and private placement issues are excluded from the index. Returns are available in both U.S. dollars and local currency terms.

***The Citigroup World Government Bond Index measures the total rate-of-return performance for sovereign debt denominated in the domestic currency with a remaining maturity of at least one year. Each included country has a minimum size criterion designed to include only those bonds that are "reasonably available" for institutional investors under normal market circumstances. The debt is required to have a minimum rating of BBB-/Baa3 by either S&P or Moody's, respectively.

Index 400 Mid-Cap Portfolio

Portfolio Objective

The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified Portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the Index 400 Mid-Cap Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally. Investments in small, mid or micro cap companies involve greater risks not associated with investing in more established companies, such as business risk, stock price fluctuations, increased sensitivity to changing economic conditions, less certain growth prospects and illiquidity.

Performance Update

For the six month period ended June 30, 2008, the Portfolio had a total return of -4.13 percent* for Class 1 and -4.13 percent* for Class 2. The Standard and Poor's MidCap 400 Index** returned -3.90 percent for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

** S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

+ "Standard & Poor's®", "S&P®", "S&P500®", "Standard & Poor's 500®", "Standard & Poor's MidCap 400®", and "S&P MidCap 400®" are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. This sub-account seeks investment results generally corresponding to the index from which the sub-account takes its name. You may not invest directly in an index.

Real Estate Securities Portfolio

Portfolio Objective

The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the Real Estate Securities Portfolio, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

For the six month period ended June 30, 2008, the Portfolio had a total return of -3.64 percent* for Class 1 and -3.64 percent* for Class 2. The Dow Jones Wilshire Real Estate Securities Index** returned -3.41 percent for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Dow Jones Wilshire Associates Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

Bond Portfolio
Investments in Securities

June 30, 2008
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (94.5%)
U.S. Government and Agency Obligations (42.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (6.4%)
$1,222,319		3.500%	02/15/30	$1,176,561
1,207,763	(l)	5.000%	04/01/35	1,161,363
768,727		5.000%	08/01/35	739,194
525,347	(l)	5.500%	12/01/17	533,926
955,457	(l)	5.500%	06/01/20	965,469
1,639,079		5.500%	10/01/20	1,656,255
2,470,733		5.500%	05/01/34	2,455,241
1,616,621	(l)	5.500%	05/01/34	1,606,477
2,137,975	(l)	5.500%	10/01/34	2,118,897
1,863,871		5.500%	07/01/35	1,841,446
1,761,728	(l)	5.500%	07/01/35	1,740,533
3,272,159		5.500%	10/01/35	3,239,986
2,745,230		6.000%	11/01/33	2,788,929
319,790	(l)	6.500%	09/01/32	336,471
65,000	(i)	6.500%	07/01/38	66,991
65,000	(i)	6.500%	08/01/38	66,788
2,769,550	(l)	7.000%	12/01/37	2,906,648
				25,401,175
Federal National Mortgage Association (FNMA) (16.2%)
500,000	(j)	4.250%	05/15/09	505,976
211,352		5.000%	05/01/18	211,323
441,764		5.000%	06/01/18	441,345
942,023		5.000%	07/01/18	941,893
700,708		5.000%	11/01/33	675,978
328,216		5.000%	05/01/34	316,222
2,158,379	(l)	5.000%	08/01/35	2,076,133
844,608		5.500%	01/01/17	859,116
138,106		5.500%	09/01/17	140,489
613,232		5.500%	02/01/18	623,886
1,149,633		5.500%	03/01/18	1,167,943
2,903,224	(l)	5.500%	04/01/33	2,884,906
1,165,044		5.500%	05/01/33	1,157,707
794,223	(l)	5.500%	12/01/33	788,873
1,354,591		5.500%	01/01/34	1,343,135
1,340,837	(l)	5.500%	01/01/34	1,329,498
906,426		5.500%	02/01/34	900,228
2,520,425		5.500%	03/01/34	2,502,225
5,150,309		5.500%	04/01/34	5,110,055
343,456		5.500%	09/01/34	340,846
1,367,459	(l)	5.500%	02/01/35	1,353,330
2,594,520		5.500%	04/01/35	2,565,281
2,175,679	(l)	5.500%	08/01/35	2,158,639
1,803,044		5.500%	10/01/35	1,786,009
751,135	(l)	6.000%	09/01/17	773,965
868,711		6.000%	10/01/32	889,062
1,075,851	(l)	6.000%	10/01/32	1,101,115
1,375,985		6.000%	11/01/32	1,403,644

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$2,470,766		6.000%	03/01/33	$2,527,530
227,314		6.000%	04/01/33	230,648
986,765		6.000%	12/01/33	1,001,239
9,085,000	(i)	6.000%	07/01/34	9,164,494
994,074		6.000%	01/01/36	1,005,238
490,125		6.500%	12/01/31	515,269
139,586	(l)	6.500%	02/01/32	146,753
752,811		6.500%	04/01/32	782,499
285,203		6.500%	05/01/32	299,894
575,885		6.500%	07/01/32	603,554
799,955		6.500%	08/01/32	840,747
601,875		6.500%	09/01/32	632,501
2,243,347	(l)	6.500%	09/01/32	2,357,715
625,779		6.500%	10/01/32	657,641
265,000	(i)	6.500%	07/01/34	272,784
915,492		6.500%	08/01/37	943,603
1,852,413		6.500%	11/01/37	1,909,293
434,735		7.000%	07/01/31	463,723
697,116		7.000%	09/01/31	743,336
725,015		7.000%	11/01/31	769,453
191,637		7.000%	02/01/32	204,424
102,801		7.000%	03/01/32	109,666
405,697		7.000%	07/01/32	432,814
406,346		7.500%	04/01/31	441,181
168,385		7.500%	05/01/31	181,417
				63,586,238
Government National Mortgage Association (GNMA) (4.2%)
27,004,174	(c) (g)	0.920%	06/17/45	1,125,267
11,040,000	(i)	5.000%	07/01/34	10,695,000
479,106		5.500%	12/15/34	478,343
3,045,000	(i)	5.500%	07/01/35	3,029,775
1,050,000	(i)	6.000%	07/01/36	1,065,750
22,919		8.500%	10/15/22	25,262
12,299		8.500%	12/15/22	13,556
				16,432,953
U.S. Treasury (15.9%)
2,125,000	U.S. Treasury Bond (o)	5.000%	05/15/37	2,283,712
9,925,000	U.S. Treasury Bond (o)	5.375%	02/15/31	11,027,608
1,227,880	U.S. Treasury Inflation-Indexed Notes (h)	1.875%	07/15/13	1,298,101
20,000,000	U.S. Treasury Note	2.875%	06/30/10	20,098,440
24,020,000	U.S. Treasury Note	3.375%	06/30/13	24,063,164
3,050,000	U.S. Treasury Note (j) (o)	3.875%	05/15/18	3,024,505
660,000	U.S. Treasury Note (o)	4.125%	05/15/15	682,017
				62,477,547
	Total U.S. government and agency obligations (cost: $167,785,701)			167,897,913

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations (51.8%)
Capital Goods (1.2%)
Manufacturing (1.2%)
$3,125,000	ArcelorMittal - 144A Issue (b) (f)	6.125%	06/01/18	$3,053,925
875,000	Tyco Electronics Group SA (b)	6.550%	10/01/17	882,847
740,000	Tyco Electronics Group SA (b)	7.125%	10/01/37	757,588
				4,694,360
Communication Services (1.0%)
Broadcasting (.7%)
2,500,000	COX Communications, Inc.	7.125%	10/01/12	2,609,392
Telecommunication (.3%)
1,565,000	Nextel Communications, Inc.	6.875%	10/31/13	1,322,425
Consumer Staples (.8%)
Personal Care (.8%)
3,300,000	The Estee Lauder Companies, Inc.	6.000%	05/15/37	3,073,758
Energy (1.7%)
Pipelines (1.4%)
1,710,000	Buckeye Partners, LP	6.050%	01/15/18	1,678,457
785,000	El Paso Natural Gas	7.250%	06/01/18	773,225
2,875,000	NGPL Pipeco, LLC - 144A Issue (f)	7.768%	12/15/37	3,010,582
				5,462,264
Oil & Gas (.3%)
1,310,000	Petro-Canada (b)	6.800%	05/15/38	1,283,155
Financial (42.7%)
Asset-Backed Securities (9.1%)
627,189	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	453,074
1,750,000	American Express Credit Account Master Trust - 144A Issue (c) (f)	2.751%	12/15/13	1,623,412
859,195	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	875,180
1,380,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	7.160%	01/15/13	1,387,155
1,270,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	8.300%	02/18/14	1,224,068
1,800,000	Capital One Multi-Asset Execution Trust	5.750%	07/15/20	1,765,513
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	1,924,004
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,233,232
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (e) (n)	5.200%	12/15/35	1,297,329
3,145,277	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	1,268,827
1,165,000	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	560,466
550,528	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (f) (m)	6.240%	10/25/36	501,630
935,000	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (f) (m)	6.250%	10/25/36	919,421
3,100,000	CSAB Mortgage-Backed Trust (m)	6.080%	09/25/36	2,073,690
2,225,000	Discover Card Master Trust	5.650%	03/16/20	2,163,660
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (m)	5.997%	01/25/35	1,313,599
435,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.050%	12/15/13	381,831

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$780,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.120%	02/15/13	$707,347
3,095,000	GMAC Mortgage Corporation Loan Trust (c) (l)	5.952%	08/25/37	1,154,742
2,000,000	GMAC Mortgage Corporation Loan Trust (l) (m)	6.088%	10/25/36	535,424
604,428	Green Tree Financial Corporation	6.400%	10/15/18	603,799
454,239	Green Tree Financial Corporation	7.350%	05/15/27	454,759
538,926	JPMorgan Auto Receivables Trust - 144A Issue (e)	7.090%	02/15/14	506,923
3,297,000	JPMorgan Mortgage Acquisition Corporation (m)	6.337%	08/25/36	2,422,504
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,076,883
350,146	National Collegiate Trust (n)	7.240%	09/20/14	134,081
397,209	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	404,083
440,000	Origen Manufactured Housing	5.605%	05/15/22	420,708
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,351,231
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	626,716
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	594,995
112,253	Residential Funding Mortgage Securities II, Inc. (m)	5.090%	07/25/33	101,284
928,351	Vanderbilt Mortgage Finance (c)	3.498%	03/07/28	907,096
				35,968,666
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.8%)
2,363,132	Banc of America Alternative Loan Trust (c)	5.667%	11/25/35	1,410,536
2,313,842	Banc of America Alternative Loan Trust (c)	5.808%	01/25/36	1,314,876
1,843,830	Banc of America Alternative Loan Trust (c)	6.223%	05/25/46	1,027,364
759,511	Banc of America Alternative Loan Trust (c)	6.257%	11/25/46	102,584
467,257	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	434,532
1,577,446	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	913,940
57,000	Banco Hipotecario Nacional - 144A Issue (b) (e) (k)	7.916%	07/25/09	570
105,065	BlackRock Capital Finance, LP - 144A Issue (f)	7.750%	09/25/26	73,545
722,119	Chase Mortgage Financial Corporation	5.500%	10/25/33	668,411
725,134	CitiMortgage Alternative Loan Trust (c)	6.237%	07/25/37	67,532
1,994,045	CitiMortgage Alternative Loan Trust	6.250%	07/25/37	1,710,185
251,055	CS First Boston Mortgage Securities Corporation	6.000%	11/25/18	249,564
1,099,754	Global Mortgage Securitization, Ltd. (b) (l)	5.250%	04/25/32	986,832
2,083,179	Global Mortgage Securitization, Ltd. - 144A Issue (b) (e)	5.250%	11/25/32	1,774,006
3,070,882	JPMorgan Mortgage Trust (c)	3.758%	11/25/33	2,519,893
2,834,199	JPMorgan Mortgage Trust (c)	5.673%	09/25/35	2,103,550
2,184,276	JPMorgan Mortgage Trust (c)	5.701%	04/25/37	2,155,604
2,160,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,993,652
2,721,279	Lehman Mortgage Trust (c)	6.883%	09/25/36	537,852
2,099,496	MASTR Asset Securitization Trust	5.500%	11/25/33	2,006,331
181,632	Mellon Residential Funding Corporation	6.750%	06/25/28	183,278
2,141,729	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,698,153
856,772	Structured Asset Securities Corporation (m)	5.630%	05/25/34	613,040
4,064,040	Wells Fargo Alternative Loan Trust (c)	6.202%	07/25/37	2,069,472
				26,615,302
Commercial Mortgage-Backed Securities (13.6%)
438,722	Asset Securitization Corporation (c) (g)	8.621%	08/13/29	91,339
2,445,000	Asset Securitization Corporation (c)	7.423%	02/14/43	1,927,898

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$6,887,689	Asset Securitization Corporation - 144A Issue (c) (f) (g)	1.534%	10/13/26	$217,140
2,845,000	Banc of America Commercial Mortgage, Inc. (c)	5.180%	09/10/47	2,734,526
2,500,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	2,326,917
1,650,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	6.200%	07/11/43	1,532,059
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	09/11/41	4,788,853
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (f)	6.000%	07/15/31	2,813,223
1,460,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (f)	7.099%	10/15/36	1,336,884
1,514,778	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	1,554,980
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (e)	5.618%	01/15/46	2,971,634
2,640,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (e) (n)	5.883%	12/11/49	1,798,500
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	317,566
540,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.570%	02/05/19	464,704
1,000,000	CS First Boston Mortgage Securities Corporation (c)	5.100%	08/15/38	937,875
1,329,796	FFCA Secured Lending Corporation - 144A Issue (f) (l)	6.940%	09/18/25	1,376,507
2,775,000	GE Capital Commercial Mortgage Corporation (l)	5.543%	12/10/49	2,598,876
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f)	6.039%	08/11/36	819,842
1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f) (l)	6.314%	08/11/36	1,041,806
1,352,000	GMAC Commercial Mortgage Securities, Inc. - 144A Issue (c) (f) (l)	5.310%	05/10/36	1,201,180
1,400,000	GS Mortgage Securities Corporation II - 144A Issue (f)	6.733%	02/14/16	1,485,771
3,270,000	Hilton Hotel Pool Trust - 144A Issue (c) (f)	2.958%	10/03/15	3,270,579
2,395,000	Hilton Hotel Pool Trust - 144A Issue (f)	7.653%	10/03/15	2,576,980
2,432,306	Hometown Commercial Mortgage - 144A Issue (e)	5.506%	11/11/38	2,381,504
2,334,414	Hometown Commercial Mortgage - 144A Issue (e) (n)	6.057%	06/11/39	2,122,128
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corporation	5.370%	05/15/45	1,920,486
1,363,000	Morgan Stanley Capital I (c)	6.434%	10/03/34	1,350,458
28,473,283	Multi Security Asset Trust - 144A Issue (c) (e) (g) (n)	1.166%	11/28/35	395,957
1,540,000	Multi Security Asset Trust - 144A Issue (c) (e) (n)	5.880%	11/28/35	739,363
2,515,000	Timberstar Trust - 144A Issue (f) (n)	6.208%	10/15/36	2,039,508
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	804,776
945,000	Wachovia Bank Commercial Mortgage Trust (c)	6.011%	06/15/45	931,845
840,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (f)	4.942%	11/15/34	655,227
				53,526,891
Finance — Diversified (4.5%)
247,375	500 Grant Street Associates, LP - 144A Issue (e) (n)	2.593%	12/01/08	245,958
3,350,000	Allied Capital Corporation	6.625%	07/15/11	3,240,679
1,965,000	Ameriprise Financial, Inc. (c)	7.518%	06/01/66	1,657,073

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$750,000	Capmark Financial Group, Inc. (o)	5.875%	05/10/12	$529,059
1,050,000	Capmark Financial Group, Inc.	6.300%	05/10/17	678,734
2,000,000	Citigroup, Inc. (c)	8.400%	04/29/49	1,901,220
2,858,000	Fund American Companies, Inc.	5.875%	05/15/13	2,764,775
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,419,238
1,275,000	International Lease Finance Corporation	5.625%	09/20/13	1,114,726
995,000	International Lease Finance Corporation	6.375%	03/25/13	908,203
1,470,000	Janus Capital Group, Inc.	6.250%	06/15/12	1,434,688
1,100,000	Janus Capital Group, Inc.	6.700%	06/15/17	1,055,730
				17,950,083
Insurance (4.0%)
2,141,000	Commerce Group, Inc.	5.950%	12/09/13	2,103,762
2,150,000	Hartford Financial Services Group, Inc (c)	8.125%	06/15/38	2,092,498
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (f)	7.800%	03/15/37	1,552,820
1,950,000	Prudential Financial, Inc. (c)	8.875%	06/15/38	1,949,450
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,770,513
1,000,000	Stancorp Financial Group, Inc. (c)	6.900%	05/29/67	839,114
1,400,000	Symetra Financial Corporation - 144A Issue (f)	6.125%	04/01/16	1,234,985
1,050,000	Symetra Financial Corporation - 144A Issue (c) (f)	8.300%	10/15/37	918,852
2,475,000	Willis North America, Inc.	6.200%	03/28/17	2,187,021
				15,649,015
Investment Bankers/Brokers (2.4%)
2,175,000	American Capital, Ltd.	6.850%	08/01/12	2,028,849
610,000	Goldman Sachs Capital I	6.345%	02/15/34	517,115
2,250,000	Jefferies Group, Inc.	6.250%	01/15/36	1,644,444
1,325,000	JPMorgan Chase & Company (c)	7.900%	04/29/49	1,242,373
2,570,000	Lazard Group	6.850%	06/15/17	2,266,719
1,965,000	Schwab Capital Trust I (c)	7.500%	11/15/37	1,778,463
				9,477,963
Real Estate Investment Trust — Commercial Retail (.3%)
1,315,000	Realty Income Corporation	6.750%	08/15/19	1,238,529
Real Estate Investment Trust — Health Care (1.1%)
2,780,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,461,153
1,850,000	Nationwide Health Properties, Inc.	6.000%	05/20/15	1,711,226
				4,172,379
Real Estate Investment Trust — Office Property (.4%)
1,655,000	Highwoods Realty, Inc.	5.850%	03/15/17	1,429,332
Special Services (.5%)
1,600,000	ERAC USA Finance Company - 144A Issue (f)	5.900%	11/15/15	1,462,952
355,000	ERAC USA Finance Company - 144A Issue (f)	7.000%	10/15/37	295,282
				1,758,234
Health Care (.9%)
Biotechnology (.1%)
425,000	Amgen, Inc.	6.900%	06/01/38	434,200

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Health Care—continued
Medical Products/Supplies (.3%)
$1,255,000	Laboratory Corporation of America Holdings	5.500%	02/01/13	$1,216,018
Managed Care (.5%)
1,950,000	Humana, Inc.	8.150%	06/15/38	1,965,023
Technology (1.6%)
Computer Services & Software (1.6%)
1,485,000	Fiserv, Inc.	6.125%	11/20/12	1,492,504
1,490,000	Fiserv, Inc.	6.800%	11/20/17	1,507,335
1,755,000	Intuit, Inc.	5.750%	03/15/17	1,648,414
1,665,000	Thomson Reuters Corporation (b)	6.500%	07/15/18	1,659,134
				6,307,387
Utilities (1.9%)
Electric Companies (1.4%)
1,125,000	Bruce Mansfield Unit	6.850%	06/01/34	1,125,000
1,585,000	E. On Intl Finance BV - 144A Issue (b) (f)	6.650%	04/30/38	1,578,078
1,320,000	Nisource Finance Corporation	6.800%	01/15/19	1,294,457
525,000	Pennsylvania Electric Company	5.125%	04/01/14	501,972
1,110,000	TransAlta Corporation (b)	6.650%	05/15/18	1,088,083
				5,587,590
Water Utilities (.5%)
2,255,000	American Water Capital Corporation	6.593%	10/15/37	2,080,824
	Total corporate obligations (cost: $240,111,268)			203,822,790
	Total long-term debt securities (cost: $407,896,969)			371,720,703
Shares
Preferred Stocks (.7%)
Financial (.7%)
Real Estate Investment Trust — Diversified (.4%)
70,000	PS Business Parks, Inc.			1,428,000
Real Estate Investment Trust — Self Storage (.3%)
65,000	Public Storage, Inc.			1,218,750
	Total preferred stocks (cost: $3,375,000)			2,646,750
Principal
Securities Lending Collateral (11.1%)
Commercial Paper (6.8%)
$2,119,651	Abbott Labs, Inc. (d)	2.220%	07/11/08	2,118,344
2,119,651	AIG Funding, Inc.	2.510%	08/11/08	2,113,110
2,119,651	American Honda Finance Corporation	2.160%	08/04/08	2,114,328
2,154,978	Archer-Daniels-Midland Company (d)	2.240%	08/04/08	2,150,419
2,119,651	AT&T, Inc. (d)	2.230%	07/14/08	2,117,944
2,119,651	Bank of America Corporation	2.420%	07/15/08	2,117,656
2,119,651	Cargill, Inc. (d)	2.580%	08/05/08	2,114,355
1,766,376	General Electric Capital Corporation	2.350%	08/01/08	1,762,773
2,119,651	HSBC Finance Corporation	2.330%	07/09/08	2,118,553
953,843	Medtronic, Inc. (d)	2.300%	07/22/08	952,563

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Commercial Paper—continued
$2,119,651	Merrill Lynch & Company, Inc.	2.820%	08/18/08	$2,111,849
2,119,651	Novatris Finance Corporation (d)	2.300%	07/28/08	2,115,994
2,119,651	Societe Generale NA	2.550%	07/21/08	2,116,556
611,166	The Stanley Works (d)	2.260%	08/08/08	609,714
437,001	The Stanley Works (d)	2.260%	08/14/08	435,800
				27,069,958
Corporate Notes (1.4%)
1,766,376	Dorada Finance, Inc. - 144A Issue (f)	2.580%	08/26/08	1,761,487
1,766,376	Metropolitan Life Global Funding I - 144A Issue (f)	2.500%	11/06/08	1,766,125
1,766,376	Morgan Stanley	2.600%	10/15/08	1,765,047
				5,292,659
Repurchase Agreements (2.9%)
3,179,476	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $3,179,706 (Collateralized by Corporate Obligations due 07/01/08 – 12/08/08)			3,179,476
3,532,751	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $3,533,006 (Collateralized by Corporate Obligations due 09/15/08 – 12/15/50)			3,532,751
3,532,751	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $3,533,006 (Collateralized by Corporate Obligations due 07/07/08 – 08/04/08)			3,532,751
1,093,233	The Goldman Sachs Group, Inc., Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.500%, due 07/01/08; proceeds $1,093,309 (Collateralized by Corporate Obligations due 07/23/08 – 07/29/08)			1,093,234
				11,338,212
	Total securities lending collateral (cost: $43,668,317)			43,700,829
Short-Term Securities (10.4%)
Commercial Paper (8.1%)
5,000,000	American Honda Finance Corporation	2.560%	07/08/08	4,997,988
5,000,000	AT&T, Inc. (d)	2.730%	07/02/08	4,999,708
5,000,000	Bank of America Corporation	2.470%	07/22/08	4,993,146
5,000,000	General Electric Capital Corporation	2.340%	08/04/08	4,988,667
1,800,000	JPMorgan Chase & Company	2.550%	07/14/08	1,798,505
5,000,000	Societe Generale North America, Inc.	2.550%	08/12/08	4,984,600
5,000,000	Wells Fargo & Company	2.370%	07/29/08	4,991,056
	Total commercial paper (cost: $31,753,670)			31,753,670

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Corporate Notes (—)
$93,719	Capital Auto Receivables Asset Trust - 144A Issue (f)	3.385%	02/17/09	$93,719
	Total corporate notes (cost: $93,719)			93,719
Shares
Investment Companies (2.3%)
3,762,499	Dreyfus Treasury Cash Management Fund, current rate 1.410%			3,762,499
5,146,592	SEI Daily Income Trust Treasury Fund, current rate 1.560%			5,146,592
	Total investment companies (cost: $8,909,091)			8,909,091
	Total short-term securities (cost: $40,756,480)			40,756,480
	Total investments in securities (cost: $495,696,766) (p)			$458,824,762
	Payable upon return of securities loaned (-11.1%)			(43,700,829)
	Liabilities in excess of cash and other assets (-5.6%)			(21,915,361)
	Total net assets (100%)			$393,208,572

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  The Portfolio held 3.3% of net assets in foreign securities at June 30, 2008.

(c)  Variable rate security.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 4.5% of the Portfolio's net assets at June 30, 2008.

(e)  Represents ownership in an illiquid security. (See note 6 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at June 30, 2008, which includes cost and acquisition date, is as follows:

Acquisition Security:	Acquisition Date	Cost
500 Grant Street Associates - 144A Issue*	06/12/03	$247,375
Banco Hipotecario Nacional - 144A Issue*	01/08/01	69,486
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	02/28/06	3,562,569
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	03/14/07	2,625,084
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	2,065,374
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,456,593
Hometown Commercial Mortgage - 144A Issue*	06/07/07	2,331,393
JPMorgan Auto Receivables Trust - 144A Issue*	11/07/07	523,766
Multi Security Asset Trust - 144A Issue*	02/24/05	1,156,015
Multi Security Asset Trust - 144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	416,315
		$18,730,052

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)  At June 30, 2008 the total cost of investments issued on a when-issued or forward commitment basis was $24,182,981.

(j)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2008, securities with an aggregate market value of $999,765 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	September 2008	195	Long	$120,900	$—
U.S. 5-Year Treasury Notes	September 2008	57	Long	—	29,230
U.S. 10-Year Treasury Notes	September 2008	197	Short	152,710	—
U.S. 30-Year Treasury Bonds	September 2008	126	Short	—	101,036
		575		$273,610	$130,266

(k)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2008.

(m)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(n)  This security is being fair-valued according to procedures approved by the Board of Directors.

(o)  Securities (or a portion of securities) on loan as of June 30, 2008.

(p)  At June 30, 2008 the cost of securities for federal income tax purposes was $495,972,066. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,365,825
Gross unrealized depreciation	(38,513,128)
Net unrealized depreciation	$(37,147,303)

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities

June 30, 2008
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (48.3%)
Basic Materials (2.3%)
Agriculture Products (2.3%)
$2,000,000	Archer-Daniels-Midland Company (c)	2.570%	07/15/08	$1,998,289
1,000,000	Archer-Daniels-Midland Company (c)	2.970%	07/22/08	998,717
				2,997,006
Communication Services (3.8%)
Telephone (3.8%)
1,000,000	AT&T, Inc. (c)	2.530%	07/31/08	998,142
2,000,000	AT&T, Inc. (c)	2.590%	08/06/08	1,995,560
2,000,000	AT&T, Inc. (c)	2.740%	07/29/08	1,996,780
				4,990,482
Consumer Cyclical (11.1%)
Hardware and Tools (2.3%)
1,000,000	The Stanley Works (c)	2.650%	07/10/08	999,475
2,000,000	The Stanley Works (c)	2.750%	08/26/08	1,992,844
				2,992,319
Household Products (4.4%)
2,000,000	Procter & Gamble Company (c)	2.490%	08/07/08	1,995,478
1,750,000	Procter & Gamble Company (c)	2.710%	09/16/08	1,741,503
2,000,000	Procter & Gamble Company (c)	2.720%	09/09/08	1,991,250
				5,728,231
Special Services (4.4%)
2,000,000	Societe Generale North America, Inc.	2.400%	07/21/08	1,997,244
1,750,000	Societe Generale North America, Inc.	2.540%	08/11/08	1,744,738
2,000,000	Societe Generale North America, Inc.	2.580%	09/02/08	1,990,270
				5,732,252
Consumer Staples (11.7%)
Beverage (4.8%)
1,250,000	The Coca-Cola Company (c)	2.720%	08/05/08	1,247,533
2,000,000	The Coca-Cola Company (c)	2.910%	09/17/08	1,990,337
3,000,000	The Coca-Cola Company (c)	2.950%	10/02/08	2,982,020
				6,219,890
Food (6.9%)
1,750,000	Cargill, Inc. (c)	2.680%	08/12/08	1,744,937
3,000,000	Cargill, Inc. (c)	2.700%	08/19/08	2,990,404
1,500,000	Nestle Capital Corporation (c)	2.440%	07/30/08	1,497,414
2,750,000	Nestle Capital Corporation (c)	2.590%	07/16/08	2,747,651
				8,980,406
Financial (14.2%)
Banks (2.7%)
2,250,000	Bank of America Corporation	2.670%	07/08/08	2,248,823
1,250,000	Fleet National Bank	5.750%	01/15/09	1,268,186
				3,517,009

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Financial—continued
Consumer Finance (1.9%)
$2,500,000	AIG Funding, Inc.	2.590%	08/13/08	$2,492,236
Finance — Diversified (1.9%)
2,500,000	HSBC Finance Corporation	2.580%	07/09/08	2,498,639
Insurance (3.8%)
2,000,000	American General Corporation	2.740%	08/04/08	1,995,183
3,000,000	American General Corporation	2.870%	09/03/08	2,985,920
				4,981,103
Investment Bankers/Brokers (3.9%)
2,500,000	JPMorgan Chase & Company	2.520%	07/14/08	2,497,924
500,000	JPMorgan Chase & Company	2.740%	07/21/08	499,278
2,000,000	JPMorgan Chase & Company	2.810%	07/22/08	1,997,317
				4,994,519
Health Care (2.1%)
Drugs (1.3%)
1,750,000	Abbott Laboratories (c)	2.530%	07/01/08	1,750,000
Medical Products/Supplies (.8%)
1,000,000	Medtronic, Inc. (c)	2.430%	07/10/08	999,425
Technology (1.1%)
Aerospace/Defense (1.1%)
1,400,000	Honeywell International, Inc. (c)	2.970%	07/02/08	1,399,920
Utilities (2.0%)
Electric Companies (2.0%)
2,590,000	Florida Power & Light Company	5.875%	04/01/09	2,646,146
	Total commercial paper (cost: $62,919,583)			62,919,583
Corporate Notes (3.7%)
Communication Services (1.7%)
Telephone (1.7%)
2,250,000	BellSouth Corporation (b)	2.776%	08/15/08	2,250,180
Financial (2.0%)
Banks (1.5%)
2,025,000	Bank of America NA (b)	2.638%	02/27/09	2,021,670
Commercial Finance (.5%)
600,000	General Electric Capital Corporation (b)	3.007%	07/28/08	600,042
	Total corporate notes (cost: $4,871,892)			4,871,892
U.S. Government Obligations (31.4%)
Discount Notes (31.4%)
3,000,000	Federal Home Loan Bank	2.090%	07/07/08	2,998,975
2,500,000	Federal Home Loan Bank	2.110%	07/11/08	2,498,576
1,500,000	Federal Home Loan Bank	2.160%	07/23/08	1,498,075
2,000,000	Federal Home Loan Bank	2.160%	07/25/08	1,997,173
1,500,000	Federal Home Loan Bank	2.230%	07/03/08	1,499,829
3,250,000	Federal Home Loan Bank	2.240%	08/01/08	3,243,885
2,000,000	Federal Home Loan Bank	2.250%	09/05/08	1,991,567

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Discount Notes—continued
$2,000,000	Federal Home Loan Mortgage Corporation	2.290%	07/28/08	$1,996,760
2,500,000	Federal Home Loan Mortgage Corporation	2.310%	08/08/08	2,494,326
2,750,000	Federal Home Loan Mortgage Corporation	2.350%	09/08/08	2,737,877
750,000	Federal National Mortgage Association	2.140%	07/17/08	749,317
2,750,000	Federal National Mortgage Association	2.140%	07/18/08	2,747,312
2,500,000	Federal National Mortgage Association	2.230%	07/24/08	2,496,630
2,750,000	Federal National Mortgage Association	2.240%	09/04/08	2,739,474
3,250,000	Federal National Mortgage Association	2.290%	08/18/08	3,240,077
2,500,000	Federal National Mortgage Association	2.380%	08/14/08	2,493,217
3,500,000	Federal National Mortgage Association	2.440%	09/10/08	3,483,570
	Total U.S. government obligations (cost: $40,906,640)			40,906,640
Other Short-Term Investments (16.7%)
Asset-Backed Securities (16.7%)
2,067,607	AmeriCredit Automobile Receivables Trust	2.694%	06/12/09	2,067,078
2,687,418	Capital Auto Receivables Asset Trust - 144A Issue (e)	2.783%	05/15/09	2,687,418
1,759,835	Capital Auto Receivables Asset Trust - 144A Issue (d)	3.385%	02/17/09	1,759,835
82,151	Capital Auto Receivables Asset Trust - 144A Issue (d)	4.910%	11/17/08	82,151
1,715,000	CarMax Auto Owner Trust	2.922%	07/15/08	1,715,000
103,520	CarMax Auto Owner Trust	4.454%	01/15/09	103,520
1,127,635	Daimler Chrysler Auto Trust - 144A Issue (d)	3.152%	03/09/09	1,127,635
2,175,401	Ford Credit Auto Owner Trust	2.766%	05/15/09	2,175,401
1,387,511	Ford Credit Auto Owner Trust - 144A Issue (d)	4.018%	10/15/08	1,387,511
3,000,000	Hyundai Auto Receivables Trust	2.849%	07/15/09	3,000,000
3,553,138	Nissan Auto Receivables Owner Trust	3.998%	09/15/08	3,556,358
1,881,241	Volkswagen Auto Loan Enhanced Trust	2.840%	05/20/09	1,881,241
134,388	Wachovia Auto Loan Owner Trust	3.943%	01/20/09	134,388
	Total other short-term investments (cost: $21,677,536)			21,677,536
Shares
Investment Companies (.9%)
900,000	SEI Daily Income Trust Treasury Fund, current rate 1.560%			900,000
274,304	Wells Fargo & Company, current rate 1.339%			274,304
	Total investment companies (cost: $1,174,304)			1,174,304
	Total investments in securities (cost: $131,549,955) (f)			$131,549,955
	Liabilities in excess of cash and other assets (-1.0%)			(1,326,504)
	Total net assets (100%)			$130,223,451

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 27.7% of the Portfolio's net assets as of June 30, 2008.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

(e)  Represents ownership in an illiquid security. (See note 6 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at June 30, 2008, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Capital Auto Receivables Asset Trust - 144A Issue*	5/6/08	3,500,000

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(f)  Also represents the cost of securities for federal income tax purposes at June 30, 2008.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities

June 30, 2008
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (96.6%)
Government Obligations (48.4%)
U.S. Government and Agency Obligations (48.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (6.7%)
$1,000,000		5.000%	06/15/31	$973,981
1,295,000		5.000%	05/15/35	1,212,194
846,007		5.000%	08/01/35	813,505
636,971	(k)	5.500%	06/01/20	643,646
550,143		5.500%	10/01/20	555,908
959,104		5.500%	05/01/34	953,088
600,000	(h)	5.500%	07/01/35	591,000
1,421,117	(k)	6.000%	11/01/33	1,443,739
2,245,000	(h)	6.000%	07/01/37	2,267,450
700,509		6.250%	12/15/23	728,744
356,550		6.500%	11/01/32	370,583
295,000	(h)	6.500%	07/01/38	304,034
315,000	(h)	6.500%	08/01/38	323,663
				11,181,535
Federal National Mortgage Association (FNMA) (34.9%)
384,970		4.500%	02/01/35	358,097
832,786	(c)	4.646%	07/01/35	842,976
993,355		5.000%	05/01/18	993,218
690,888		5.000%	10/01/20	686,563
2,427,886		5.000%	11/01/33	2,342,199
5,057,039		5.000%	03/01/34	4,872,240
617,584		5.000%	05/01/34	595,016
703,840		5.500%	01/01/17	715,930
662,953		5.500%	02/01/18	674,471
1,451,412	(k)	5.500%	03/01/18	1,474,528
910,194		5.500%	02/01/24	909,603
2,073,732	(k)	5.500%	04/01/33	2,060,647
748,198		5.500%	05/01/33	742,726
203,412		5.500%	01/01/34	201,692
200,724	(k)	5.500%	01/01/34	199,027
3,146,673		5.500%	03/01/34	3,131,832
1,610,267		5.500%	04/01/34	1,593,630
2,392,302	(k)	5.500%	04/01/34	2,380,544
248,940		5.500%	05/01/34	246,368
3,904,534		5.500%	07/01/34	1,976,178
2,005,000	(h)	5.500%	07/01/34	3,883,782
1,144,853		5.500%	09/01/34	1,136,154
958,184		5.500%	10/01/34	948,285
1,315,434		5.500%	02/01/35	1,302,910
920,012		5.500%	08/01/35	912,807
278,097		5.500%	10/01/35	275,755
154,718		6.000%	09/01/32	158,404
1,791,224		6.000%	10/01/32	1,833,267
1,378,043		6.000%	11/01/32	1,405,728

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$1,562,475		6.000%	03/01/33	$1,598,275
573,409		6.000%	04/01/33	581,820
477,993		6.000%	12/01/33	485,004
3,115,000	(h)	6.000%	07/01/34	3,142,256
571,674		6.000%	08/01/34	578,987
371,480		6.000%	09/01/34	376,232
166,281		6.000%	11/01/34	168,408
1,961,288		6.000%	12/01/34	1,986,379
386,456		6.000%	11/01/36	390,434
1,194,105		6.500%	02/01/32	1,255,419
462,159		6.500%	04/01/32	480,385
203,717		6.500%	05/01/32	214,210
1,465,435		6.500%	07/01/32	1,535,794
40,838		6.500%	09/01/32	42,394
240,000	(h)	6.500%	07/01/34	247,050
101,587		6.500%	09/01/34	104,981
80,597		6.500%	11/01/34	83,290
861,174		6.500%	03/01/35	893,990
368,770		6.500%	02/01/36	380,518
667,500		6.500%	06/01/36	688,137
1,762,314		6.500%	09/01/37	1,816,427
616,256		7.000%	09/01/31	654,150
71,080		7.000%	11/01/31	75,436
401,067		7.000%	02/01/32	427,827
79,978	(k)	7.000%	07/01/32	85,325
482,933		7.000%	10/01/37	506,760
405,000	(h)	7.000%	07/01/38	424,491
136,283		7.500%	04/01/31	147,966
				58,226,922
Government National Mortgage Association (GNMA) (6.3%)
23,288,971	(c) (f)	0.181%	03/16/42	174,514
6,593,544	(c) (f)	0.779%	07/16/40	177,437
18,873,700	(c) (f)	0.920%	06/17/45	786,469
9,788,006	(c) (f)	1.015%	03/16/34	336,854
857,268		5.000%	05/15/33	834,338
2,590,000	(h)	5.000%	07/01/34	2,509,063
1,000,000		5.500%	03/16/32	1,013,234
1,803,691		5.500%	12/15/34	1,800,820
1,500,000	(h)	5.500%	07/01/35	1,492,500
1,335,000	(h)	6.000%	07/01/36	1,355,025
				10,480,254
Other Agency Obligations (.2%)
400,000	Federal Home Loan Bank (i)	3.625%	12/17/10	402,031
U.S. Treasury (.2%)
300,000	U.S. Treasury Note	3.375%	06/30/13	300,539

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
Vendee Mortgage Trust (.1%)
$129,843	Vendee Mortgage Trust	7.793%	02/15/25	$139,165
	Total U.S. government and agency obligations (cost: $82,078,435)			80,730,446
Asset-Backed Securities (15.5%)
408,365	ABFS Mortgage Loan Trust (g)	6.990%	12/25/31	323,143
1,277,101	ABFS Mortgage Loan Trust (g)	7.423%	12/15/33	922,565
959,053	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	971,814
650,801	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	660,589
4,456,117	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	4,553,927
760,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	7.160%	01/15/13	763,940
625,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	602,396
350,000	Centex Home Equity (g)	5.048%	06/25/35	301,974
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (l)	4.800%	12/15/35	900,112
342,819	Countrywide Asset-Backed Certificates (c)	2.592%	07/25/27	314,937
1,470,000	Countrywide Asset-Backed Certificates (g)	6.518%	01/25/29	327,383
1,300,000	Credit-Based Asset Servicing and Securitization, LLC (g)	5.109%	12/25/35	1,162,740
943,762	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (g)	5.970%	10/25/36	874,692
2,310,000	CSAB Mortgage-Backed Trust (g)	6.080%	09/25/36	1,545,234
875,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (g)	5.997%	01/25/35	505,230
220,000	Ford Credit Auto Owner Trust - 144A Issue (e)	7.050%	12/15/13	193,110
425,000	Ford Credit Auto Owner Trust - 144A Issue (e)	7.120%	02/15/13	385,414
154,854	Green Tree Financial Corporation	7.950%	08/15/25	158,793
288,784	Green Tree Financial Corporation	8.300%	11/15/19	297,037
333,536	Green Tree Financial Corporation	8.400%	06/15/19	344,015
744,605	Green Tree Financial Corporation (k)	9.000%	06/15/25	757,835
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,453,594
1,805,000	JPMorgan Mortgage Acquisition Corporation (g)	6.337%	08/25/36	1,326,242
255,000	Lehman XS Trust (g)	5.690%	12/25/35	234,210
412,285	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	420,202
437,482	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	445,052
500,000	Origen Manufactured Housing	4.750%	08/15/21	466,251
870,000	Origen Manufactured Housing	4.970%	10/15/21	819,210
500,000	Origen Manufactured Housing	5.910%	01/15/37	465,189
260,000	Origen Manufactured Housing	5.605%	05/15/22	248,600
485,867	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	431,702
453,720	Residential Asset Mortgage Products, Inc. (g)	5.597%	12/25/33	360,548
102,048	Residential Funding Mortgage Securities II, Inc. (g)	5.090%	07/25/33	92,076

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$101,480	Structured Asset Securities Corporation (g)	5.540%	11/25/32	$81,466
1,366,462	Structured Asset Securities Corporation (g)	5.630%	05/25/34	977,735
1,110,893	Vanderbilt Mortgage Finance	7.955%	12/07/24	1,129,693
	Total asset-backed securities (cost: $30,721,068)			25,818,650
Other Mortgage-Backed Securities (32.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (21.2%)
1,729,104	Banc of America Alternative Loan Trust (c)	5.579%	09/25/35	1,082,754
790,887	Banc of America Alternative Loan Trust (c)	5.667%	11/25/35	300,846
1,147,399	Banc of America Alternative Loan Trust (c)	5.808%	01/25/36	646,559
207,056	Banc of America Alternative Loan Trust	6.000%	12/25/34	177,809
2,228,000	Banc of America Alternative Loan Trust	6.000%	06/25/46	1,842,374
430,711	Banc of America Alternative Loan Trust (c)	6.223%	05/25/46	239,988
600,092	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	185,547
1,788,229	Banc of America Funding Corporation (c) (k)	5.005%	09/20/34	1,599,753
1,375,066	Banc of America Funding Corporation	6.500%	07/20/32	1,305,744
1,151,805	Banc of America Mortgage Securities, Inc. (c)	5.090%	11/25/35	1,138,404
1,140,000	Banc of America Mortgage Securities, Inc.	5.500%	02/25/34	1,031,760
1,004,603	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	934,244
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (d) (j)	3.933%	03/25/11	100
425	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.540%	05/31/17	4
50,980	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.916%	07/25/09	510
517,406	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	534,023
1,002,157	BlackRock Capital Finance, LP - 144A Issue (e)	7.750%	09/25/26	701,510
846,233	Chase Mortgage Financial Corporation	5.500%	10/25/33	783,294
500,000	CitiMortgage Alternative Loan Trust (c)	6.000%	12/25/36	380,506
361,077	CitiMortgage Alternative Loan Trust (c)	6.238%	07/25/37	33,627
421,642	Countrywide Home Loan Mortgage Pass-Through Trust (c)	3.942%	07/19/33	389,856
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,849,918
753,164	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	748,692
890,877	First Horizon Asset Securities, Inc. (c)	5.971%	08/25/37	523,872
705,812	Global Mortgage Securitization, Ltd. (b)	5.250%	04/25/32	633,340
517,048	Global Mortgage Securitization, Ltd. (b) (c)	5.394%	04/25/32	369,581
1,729,432	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,474,504
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	893,603
764,309	JPMorgan Mortgage Trust (c)	3.758%	11/25/33	744,062
988,413	JPMorgan Mortgage Trust (c)	4.814%	07/25/35	877,811
1,417,099	JPMorgan Mortgage Trust (c)	5.672%	09/25/35	1,051,775
1,475,000	JPMorgan Mortgage Trust (c)	6.041%	10/25/36	1,369,122
964,269	JPMorgan Mortgage Trust	6.203%	08/25/36	618,032
1,105,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,019,901
1,882,202	MASTR Asset Securitization Trust	5.500%	11/25/33	1,798,679
227,449	Morgan Stanley Dean Witter Capital (c)	6.520%	04/25/17	179,066

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$142,863	Prudential Home Mortgage Securities - 144A Issue (e)	7.900%	04/28/22	$142,762
24,307	Prudential Home Mortgage Securities - 144A Issue (c) (e)	8.032%	09/28/24	22,636
874,518	RESI Finance, LP - 144A Issue (b) (c) (d)	3.849%	09/10/35	704,462
1,422,057	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,113,622
173,181	Residential Accredit Loans, Inc. - 144A Issue (e)	6.250%	03/25/14	159,576
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	831,729
51,475	Structured Asset Mortgage Investments, Inc. (c)	5.754%	04/30/30	40,200
891,825	Structured Asset Securities Corporation	5.250%	08/25/33	700,716
2,043,776	Structured Asset Securities Corporation (g)	6.000%	06/25/34	1,490,605
1,040,000	Wells Fargo Alternative Loan Trust	6.000%	07/25/37	808,201
2,135,831	Wells Fargo Alternative Loan Trust (c)	6.202%	07/25/37	768,212
1,541,410	Wells Fargo Mortgage-Backed Securities Trust	5.500%	02/25/34	1,187,667
				35,431,558
Commercial Mortgage-Backed Securities (11.5%)
1,038,632	Asset Securitization Corporation (d) (f)	2.433%	08/13/27	216,235
700,000	Asset Securitization Corporation (c)	7.424%	02/14/43	551,954
1,564,625	Asset Securitization Corporation (c) (f)	8.621%	08/13/29	325,743
8,872,206	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.534%	10/13/26	279,704
1,000,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	930,767
550,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	4.900%	09/11/36	476,222
460,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (e)	5.104%	12/10/42	382,652
1,000,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	6.200%	07/11/43	928,521
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	675,288
500,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (e)	7.251%	02/15/35	474,673
576,835	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	592,144
900,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.570%	02/05/19	774,507
2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	3.581%	02/18/22	2,608,438
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	3.831%	02/18/22	1,220,657
130,857	GMAC Commercial Mortgage Securities, Inc. (d) (l)	5.940%	07/01/13	125,623
500,000	Hilton Hotel Pool Trust - 144A Issue (c) (e)	2.958%	10/03/15	500,089
1,465,000	Hilton Hotel Pool Trust - 144A Issue (e)	7.653%	10/03/15	1,576,315
1,288,442	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	1,261,531
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corporation	5.370%	05/15/45	960,243
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation - 144A Issue (e)	6.221%	10/12/37	1,430,824

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (e)	4.846%	02/15/37	$250,322
24,094,901	Multi Security Asset Trust - 144A Issue (c) (d) (f) (l)	1.663%	11/28/35	335,070
990,000	Multi Security Asset Trust - 144A Issue (c) (d) (l)	5.880%	11/28/35	473,343
1,000,000	Nationslink Funding Corporation - 144A Issue (e)	5.000%	08/20/30	796,140
1,375,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (e)	4.942%	11/15/34	1,072,544
				19,219,549
	Total other mortgage-backed securities (cost: $68,561,324)			54,651,107
	Total long-term debt securities (cost: $181,360,827)			161,200,203
Short-Term Securities (11.9%)
Commercial Paper (1.5%)
Finance — Diversified (1.5%)
2,500,000	American General Finance Corporation	2.280%	07/02/08	2,499,808
Shares
Investment Companies (10.4%)
8,467,036	Dreyfus Treasury Cash Management Fund, current rate 1.410%			8,467,036
8,810,443	SEI Daily Income Trust Treasury Fund, current rate 1.560%			8,810,443
	Total short-term securities (cost: $19,777,287)			19,777,287
	Total investments in securities (cost: $201,138,114) (m)			$180,977,490
	Liabilities in excess of cash and other assets (-8.5%)			(14,149,371)
	Total net assets (100%)			$166,828,119

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)  The Portfolio held less than 1.9% of net assets in foreign securities at June 30, 2008.

(c)  Variable rate security.

(d)  Represents ownership in an illiquid security. (See note 6 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at June 30, 2008, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Asset Securitization Corporation†	Various	$102,905
Banco Hipotecario Nacional - 144A Issue*	05/18/00	375
Banco Hipotecario Nacional - 144A Issue*	09/06/02	1,078
Banco Hipotecario Nacional - 144A Issue*	Various	62,480
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation - 144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation - 144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,751,204
GMAC Commercial Mortgage Securities†	Various	171,374
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,305,302
Multi Security Asset Trust - 144A Issue*	02/24/05	978,253

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Security:	Acquisition Date	Acquisition Cost
Multi Security Asset Trust - 144A Issue*	02/24/05	$976,198
Oakwood Mortgage Investors, Inc.†	Various	518,547
RESI Finance, LP - 144A Issue*	06/01/06	894,549
		$11,312,747

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(g)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(h)  At June 30, 2008 the total cost of investments issued on a when-issued or forward commitment basis is $14,584,828.

(i)  Fully or partially pledged as initial margin deposit on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2008, securities with an aggregate market value of $402,031 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 5-Year Treasury Notes	September 2008	134	Short	$18,330	$—
U.S. 10 Year Treasury Notes	September 2008	55	Short	42,694	—
		189		$61,024	$—

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  Security pledged as collateral for when-issued purchase commitments outstanding as of June 30, 2008.

(l)  This security is being fair-valued according to procedures approved by the Board of Directors.

(m)  At June 30, 2008 the cost of securities for federal income tax purposes was $201,251,607. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$797,445
Gross unrealized depreciation	(21,071,562)
Net unrealized depreciation	$(20,274,117)

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities

June 30, 2008
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.6%)
Basic Materials (3.4%)
Chemicals (1.4%)
10,026	Air Products and Chemicals, Inc.	$991,170
2,691	Ashland, Inc.	129,706
42,867	E.I. Du Pont de Nemours & Company	1,838,566
3,628	Eastman Chemical Company	249,824
8,370	Ecolab, Inc.	359,826
5,360	Hercules, Inc.	90,745
3,777	International Flavors & Fragrances, Inc.	147,530
7,844	PPG Industries, Inc.	450,010
14,902	Praxair, Inc.	1,404,364
5,996	Rohm & Haas Company (f)	278,454
6,177	Sigma-Aldrich Corporation	332,693
44,282	The Dow Chemical Company	1,545,885
		7,818,773
Construction (.1%)
5,202	Vulcan Materials Company (f)	310,976
Iron and Steel (.5%)
5,320	AK Steel Holding Corporation	367,080
4,773	Allegheny Technologies, Inc. (f)	282,943
14,904	Nucor Corporation	1,112,882
5,647	United States Steel Corporation	1,043,453
		2,806,358
Mining (.9%)
38,792	Alcoa, Inc.	1,381,771
18,239	Freeport-McMoRan Copper & Gold, Inc.	2,137,429
21,608	Newmont Mining Corporation	1,127,073
4,571	Titanium Metals Corporation (f)	63,948
		4,710,221
Paper and Forest (.5%)
4,690	Bemis Company, Inc.	105,150

Shares		Market Value(a)
Basic Materials—continued
20,352	International Paper Company	$474,202
19,915	Kimberly-Clark Corporation	1,190,519
8,191	MeadWestvaco Corporation	195,273
8,160	Plum Creek Timber Company, Inc. (f)	348,514
10,094	Weyerhaeuser Company	516,207
		2,829,865
Capital Goods (8.3%)
Aerospace/Defense (2.2%)
18,966	General Dynamics Corporation	1,596,937
5,971	Goodrich Corporation	283,384
5,808	L-3 Communications Holdings, Inc.	527,773
16,076	Lockheed Martin Corporation	1,586,058
16,299	Northrop Grumman Corporation	1,090,403
20,132	Raytheon Company	1,133,029
7,650	Rockwell Collins, Inc.	366,894
35,764	The Boeing Company	2,350,410
46,318	United Technologies Corporation	2,857,821
		11,792,709
Containers — Metal/Glass (—)
4,608	Ball Corporation	219,986
Electrical Equipment (2.8%)
8,282	Cooper Industries, Ltd. (c)	327,139
37,159	Emerson Electric Company	1,837,513
474,381	General Electric Company	12,661,229
6,586	Molex, Inc.	160,764
		14,986,645
Engineering/Construction (.6%)
29,259	Caterpillar, Inc. (f)	2,159,899
4,269	Fluor Corporation	794,376
5,770	Jacobs Engineering Group, Inc. (b) (f)	465,639
		3,419,914

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
Machinery (.4%)
20,510	Deere & Company	$1,479,386
15,125	Ingersoll-Rand Company, Ltd. (c)	566,129
4,774	Terex Corporation (b)	245,240
		2,290,755
Manufacturing (2.0%)
33,520	3M Company	2,332,657
9,659	Cummins, Inc.	632,858
12,107	Danaher Corporation	935,871
9,013	Dover Corporation	435,959
7,809	Eaton Corporation	663,531
35,292	Honeywell International, Inc. (f)	1,774,482
18,909	Illinois Tool Works, Inc.	898,367
8,646	ITT Corporation	547,551
7,889	Leggett & Platt, Inc.	132,298
5,705	Pall Corporation	226,374
7,977	Parker Hannifin Corporation	568,920
7,621	Sealed Air Corporation	144,875
11,903	Textron, Inc.	570,511
6,116	The Manitowoc Company, Inc.	198,953
22,951	Tyco International, Ltd. (c)	918,958
		10,982,165
Metal Fabrication (.1%)
6,630	Precision Castparts Corporation	638,933
Waste Management (.2%)
16,046	Allied Waste Industries, Inc. (b)	202,500
23,353	Waste Management, Inc.	880,642
		1,083,142
Communication Services (5.5%)
Broadcasting (.9%)
32,411	CBS Corporation - Class B	631,690
23,696	Clear Channel Communications, Inc.	834,099
140,920	Comcast Corporation - Class A (e)	2,673,253
33,811	The DIRECTV Group, Inc. (b) (f)	876,043
		5,015,085

Shares		Market Value(a)
Communication Services—continued
Computer Services & Software (.1%)
9,219	VeriSign, Inc. (b)	$348,478
Publishing (—)
4,284	EW Scripps Company - Class A	177,957
Telecommunication (1.4%)
18,874	American Tower Corporation - Class A (b)	797,427
4,290	Ciena Corporation (b) (f)	99,399
74,954	Corning, Inc.	1,727,690
7,022	Embarq Corporation	331,930
10,938	JDS Uniphase Corporation (b)	124,256
107,333	Motorola, Inc.	787,824
77,039	Qualcomm, Inc.	3,418,220
18,914	Tellabs, Inc. (b) (f)	87,950
		7,374,696
Telephone (3.1%)
282,752	AT&T, Inc.	9,525,915
4,947	CenturyTel, Inc.	176,064
15,431	Citizens Communications Company	174,987
72,415	Qwest Communications International, Inc. (f)	284,591
135,688	Sprint Nextel Corporation	1,289,036
135,671	Verizon Communications, Inc.	4,802,753
21,287	Windstream Corporation	262,682
		16,516,028
Consumer Cyclical (7.5%)
Auto (.3%)
106,704	Ford Motor Company (b) (f)	513,246
26,945	General Motors Corporation (f)	309,868
28,242	Johnson Controls, Inc.	809,981
11,368	The Goodyear Tire & Rubber Company (b)	202,691
		1,835,786
Building Materials (.1%)
17,214	Masco Corporation	270,776

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Distribution Durables (.1%)
7,778	Genuine Parts Company	$308,631
3,095	WW Grainger, Inc.	253,171
		561,802
Entertainment (.1%)
14,734	International Game Technology	368,055
Hardware and Tools (.1%)
2,941	Black & Decker Corporation	169,137
2,738	Snap-On, Inc.	142,403
3,678	The Stanley Works	164,885
		476,425
Home Builders (.1%)
5,858	Centex Corporation	78,322
13,025	DR Horton, Inc.	141,321
3,646	KB Home	61,727
6,566	Lennar Corporation - Class A	81,024
10,141	Pulte Homes, Inc.	97,658
		460,052
Houseware (—)
3,550	Whirlpool Corporation	219,142
Leisure (.3%)
20,787	Carnival Corporation	685,139
11,258 Harley-Davidson, Inc	.	408,215
6,598	Hasbro, Inc. (f)	235,681
17,222	Mattel, Inc.	294,841
		1,623,876
Lodging — Hotel (.2%)
14,302	Marriott International, Inc. - Class A	375,284
8,885	Starwood Hotels & Resorts Worldwide, Inc. (f)	356,022
8,324	Wyndham Worldwide Corporation	149,083
		880,389
Photography/Imagery (—)
13,696	Eastman Kodak Company (f)	197,633

Shares		Market Value(a)
Consumer Cyclical—continued
Publishing (.5%)
10,883	Gannett Company, Inc.	$235,835
1,756	Meredith Corporation (f)	49,677
109,605	News Corporation - Class A	1,648,459
15,292	The McGraw-Hill Companies, Inc. (f)	613,515
6,792	The New York Times Company - Class A (f)	104,529
280	The Washington Post Company - Class B	164,332
		2,816,347
Retail (4.8%)
4,134	Abercrombie & Fitch Company - Class A	259,119
14,686	Amazon.com, Inc. (b)	1,076,924
6,316	AutoNation, Inc. (b) (f)	63,286
2,035	AutoZone, Inc. (b)	246,255
12,323	Bed Bath & Beyond, Inc. (b)	346,276
16,463	Best Buy Company, Inc.	651,935
3,823	Big Lots, Inc. (b) (f)	119,430
20,620	Costco Wholesale Corporation	1,446,287
68,029	CVS/Caremark Corporation	2,691,907
2,677	Dillards, Inc. - Class A	30,973
6,634	Family Dollar Stores, Inc.	132,282
7,660	GameStop Corporation - Class A (b) (f)	309,464
80,766	Home Depot, Inc. (f)	1,891,540
10,527	JC Penney Company, Inc.	382,025
14,598	Kohl's Corporation (b)	584,504
14,254	Limited Brands, Inc. (f)	240,180
69,665	Lowe's Companies, Inc. (f)	1,445,549
20,011	Macy's, Inc. (f)	388,614
18,056	Nike, Inc. - Class B (f)	1,076,318
8,361	Nordstrom, Inc. (f)	253,338
12,924	Office Depot, Inc. (b)	141,389
2,726	Polo Ralph Lauren Corporation	171,138
6,177	RadioShack Corporation	75,792
3,330	Sears Holding Corporation (b) (f)	245,288
33,416	Staples, Inc. (f)	793,630

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
37,051	Target Corporation	$1,722,501
21,362	The Gap, Inc.	356,105
4,705	The Sherwin-Williams Company (f)	216,101
5,982	Tiffany & Company	243,766
20,213	TJX Companies, Inc. (f)	636,103
47,139	Walgreen Company	1,532,489
110,740	Wal-Mart Stores, Inc.	6,223,588
		25,994,096
Service (.6%)
5,880	Convergys Corporation (b)	87,377
52,610	eBay, Inc. (b)	1,437,831
9,904	Expedia, Inc. (b)	182,035
8,621	IAC/InterActiveCorp (b)	166,213
22,461	Interpublic Group of Companies, Inc. (b) (f)	193,165
5,858	Monster Worldwide, Inc. (b) (f)	120,733
15,244	Omnicom Group, Inc.	684,151
7,466	Robert Half International, Inc.	178,960
		3,050,465
Textiles (.2%)
6,204	Cintas Corporation	164,468
16,243	Coach, Inc. (b)	469,098
4,084	Jones Apparel Group, Inc.	56,155
4,511	Liz Claiborne, Inc.	63,830
4,183	VF Corporation	297,746
		1,051,297
Trucks and Parts (.1%)
17,379	Paccar, Inc.	726,964
Consumer Staples (10.7%)
Agriculture Products (.8%)
30,646	Archer-Daniels-Midland Company	1,034,302
26,118	Monsanto Company	3,302,360
		4,336,662
Beverage (2.4%)
33,938	Anheuser-Busch Companies, Inc.	2,108,229
4,071	Brown-Forman Corporation - Class B (f)	307,645

Shares		Market Value(a)
Consumer Staples—continued
13,624	Coca-Cola Enterprises, Inc.	$235,695
9,202	Constellation Brands, Inc. - Class A (b)	182,752
6,661	Molson Coors Brewing Company - Class B	361,892
6,421	Pepsi Bottling Group, Inc.	179,274
75,487	PepsiCo, Inc.	4,800,218
95,073	The Coca-Cola Company	4,941,895
		13,117,600
Entertainment (.7%)
90,674	The Walt Disney Company	2,829,029
30,115	Viacom, Inc. - Class B (b)	919,712
		3,748,741
Food (1.5%)
10,255	Campbell Soup Company	343,132
23,207	ConAgra Foods, Inc.	447,431
7,202	Dean Foods Company (b)	141,303
15,945	General Mills, Inc.	968,978
14,999	HJ Heinz Company	717,702
12,080	Kellogg Company	580,082
72,153	Kraft Foods, Inc. - Class A	2,052,753
6,115	McCormick & Company, Inc.	218,061
33,615	Sara Lee Corporation	411,784
28,586	Sysco Corporation	786,401
7,958	The Hershey Company (f)	260,863
13,013	Tyson Foods, Inc. - Class A	194,414
10,218	Wm. Wrigley Jr Company	794,756
		7,917,660
Household Products (.3%)
5,102	Avery Dennison Corporation	224,131
6,544	Clorox Company	341,597
7,363	Fortune Brands, Inc.	459,525

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
13,155	Newell Rubbermaid, Inc.	$220,872
6,132	Pactiv Corporation (b)	130,182
		1,376,307
Personal Care (2.1%)
20,311	Avon Products, Inc.	731,602
24,168	Colgate-Palmolive Company	1,670,009
145,302	Procter & Gamble Company	8,835,815
5,399	The Estee Lauder Companies, Inc. - Class A	250,783
		11,488,209
Restaurants (.9%)
6,665	Darden Restaurants, Inc.	212,880
53,948	McDonald's Corporation	3,032,957
34,647	Starbucks Corporation (b)	545,344
4,079	Wendy's International, Inc.	111,030
22,546	Yum! Brands, Inc.	791,139
		4,693,350
Retail (.4%)
20,845	Safeway, Inc.	595,125
10,063	Supervalu, Inc.	310,846
31,487	The Kroger Company	909,030
6,576	Whole Foods Market, Inc.	155,785
		1,970,786
Service (.1%)
6,554	Apollo Group, Inc. - Class A (b)	290,080
10,104	RR Donnelley & Sons Company	299,988
		590,068
Tobacco (1.5%)
99,676	Altria Group, Inc.	2,049,339
8,246	Lorillard, Inc. (b)	570,293
100,389	Philip Morris International, Inc	4,958,213
8,184	Reynolds American, Inc.	381,947
7,036	UST, Inc.	384,236
		8,344,028

Shares		Market Value(a)
Energy (16.1%)
Mining (.5%)
8,763	Consol Energy, Inc.	$984,699
3,831	Massey Energy Company	359,156
12,980	Peabody Energy Corporation	1,142,889
		2,486,744
Oil & Gas (12.2%)
22,280	Anadarko Petroleum Corporation	1,667,435
15,863	Apache Corporation	2,204,957
4,653	Cabot Oil & Gas Corporation	315,148
22,890	Chesapeake Energy Corporation	1,509,824
98,442	Chevron Corporation	9,758,555
73,410	ConocoPhillips	6,929,170
21,303	Devon Energy Corporation	2,559,768
6,847	ENSCO International, Inc.	552,827
11,841	EOG Resources, Inc.	1,553,539
251,469	Exxon Mobil Corporation	22,161,959
13,371	Hess Corporation	1,687,287
33,693	Marathon Oil Corporation	1,747,656
9,095	Murphy Oil Corporation	891,765
13,347	Nabors Industries, Ltd. (b) (c)	657,073
12,791	Noble Corporation (c) (f)	830,903
8,194	Noble Energy, Inc.	823,989
39,061	Occidental Petroleum Corporation	3,510,021
7,354	Range Resources Corporation	481,981
5,321	Rowan Companies, Inc.	248,757
16,275	Southwestern Energy Company (b)	774,853
5,520	Sunoco, Inc.	224,609
15,232	Transocean, Inc. (b) (c)	2,321,205
25,153	Valero Energy Corporation	1,035,801
24,307	XTO Energy, Inc.	1,665,273
		66,114,355
Oil & Gas Services (2.8%)
14,660	Baker Hughes, Inc.	1,280,405
13,939	BJ Services Company	445,212

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
10,312	Cameron International Corporation (b) (f)	$570,769
41,519	Halliburton Company	2,203,413
19,809	National Oilwell Varco, Inc. (b)	1,757,454
56,783	Schlumberger, Ltd.	6,100,198
9,523	Smith International, Inc.	791,742
6,540	Tesoro Corporation (f)	129,296
32,343	Weatherford International, Ltd. (b) (c)	1,603,889
		14,882,378
Pipelines (.6%)
23,646	Dynegy, Inc. - Class A (b)	202,173
33,425	El Paso Corporation	726,660
8,232	Questar Corporation	584,801
30,124	Spectra Energy Corporation	865,764
27,814	Williams Companies, Inc.	1,121,182
		3,500,580
Financial (14.5%)
Banks (3.9%)
211,922	Bank of America Corporation	5,058,578
26,026	BB&T Corporation (f)	592,612
7,147	Comerica, Inc. (f)	183,178
27,355	Fifth Third Bancorp	278,474
8,888	First Horizon National Corporation (f)	66,038
24,707	Hudson City Bancorp, Inc. (f)	412,113
17,429	Huntington Bancshares, Inc. (f)	100,565
23,107	KeyCorp	253,715
3,648	M&T Bank Corporation	257,330
12,335	Marshall & Ilsley Corporation (f)	189,096
36,186	National City Corporation (f)	172,607
9,093	Northern Trust Corporation	623,507
16,460	PNC Financial Services Group, Inc.	939,866
33,068	Regions Financial Corporation (f)	360,772
20,273	State Street Corporation	1,297,269
16,717	SunTrust Banks, Inc.	605,490

Shares		Market Value(a)
Financial—continued
54,438	The Bank of New York Mellon Corporation	$2,059,389
82,817	U.S. Bancorp	2,309,766
101,742	Wachovia Corporation (f)	1,580,053
157,182	Wells Fargo & Company (f)	3,733,073
5,055	Zions Bancorporation (f)	159,182
		21,232,673
Commercial Services (.3%)
6,157	Equifax, Inc.	206,998
15,423	H&R Block, Inc.	330,052
9,666	Moody's Corporation (f)	332,897
15,264	Paychex, Inc. (f)	477,458
9,425	Total System Services, Inc.	209,424
		1,556,829
Finance — Diversified (1.3%)
55,132	American Express Company	2,076,822
10,573	Ameriprise Financial, Inc.	430,004
17,879	Capital One Financial Corporation (f)	679,581
13,387	CIT Group, Inc.	91,166
2,674	CME Group, Inc.	1,024,650
27,740	Countrywide Financial Corporation (f)	117,895
22,812	Discover Financial Services	300,434
4,083	Federated Investors, Inc. - Class B	140,537
3,400	Intercontinentalexchange, Inc. (b)	387,600
6,929	Janus Capital Group, Inc.	183,411
8,417	Leucadia National Corporation	395,094
22,218	SLM Corporation (b)	429,918
35,217	The Western Union Company	870,564
		7,127,676
Insurance (3.6%)
15,814	ACE, Ltd. (c)	871,193
22,623	Aflac, Inc.	1,420,724
127,967	American International Group, Inc. (f)	3,386,007
14,217	AON Corporation	653,129

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
4,514	Assurant, Inc.	$297,743
17,395	Chubb Corporation	852,529
13,281	Cigna Corporation	470,015
7,765	Cincinnati Financial Corporation	197,231
20,601	Genworth Financial, Inc. - Class A	366,904
14,953	Hartford Financial Services Group, Inc.	965,515
12,341	Lincoln National Corporation	559,294
17,232	Loews Corporation	808,181
24,347	Marsh & McLennan Companies, Inc.	646,413
10,043	MBIA, Inc. (f)	44,089
33,806	MetLife, Inc.	1,783,943
5,919	MGIC Investment Corporation (f)	36,165
12,270	Principal Financial Group, Inc.	514,972
20,751	Prudential Financial, Inc.	1,239,665
4,331	Safeco Corporation	290,870
26,213	The Allstate Corporation	1,195,051
32,245	The Progressive Corporation	603,626
28,780	The Travelers Companies, Inc.	1,249,052
4,274	Torchmark Corporation	250,670
16,483	Unum Group	337,077
8,472	XL Capital, Ltd. (c)	174,184
		19,214,242
Investment Bankers/Brokers (3.7%)
9,656	American Capital Strategies, Ltd. (f)	229,523
259,105	Citigroup, Inc.	4,342,600
22,514	E*Trade Financial Corporation (b) (f)	70,694
7,425	Franklin Resources, Inc.	680,501
164,343	JPMorgan Chase & Company	5,638,610
6,717	Legg Mason, Inc.	292,660
33,155	Lehman Brothers Holdings, Inc. (f)	656,801
46,895	Merrill Lynch & Company, Inc. (f)	1,487,040
52,693	Morgan Stanley	1,900,636
12,360	T Rowe Price Group, Inc.	697,969

Shares		Market Value(a)
Financial—continued
44,196	The Charles Schwab Corporation	$907,786
18,762	The Goldman Sachs Group, Inc.	3,281,474
		20,186,294
Real Estate (—)
8,187	CB Richard Ellis Group, Inc. - Class A (b) (f)	157,190
Real Estate Investment Trust — Apartments (.2%)
4,271	Apartment Investment & Management Company - Class A	145,470
3,709	AvalonBay Communities, Inc.	330,694
12,814	Equity Residential (f)	490,392
		966,556
Real Estate Investment Trust — Diversified (.1%)
6,433	Vornado Realty Trust (f)	566,104
Real Estate Investment Trust — Health Care (.1%)
11,141	HCP, Inc.	354,395
Real Estate Investment Trust — Hotels (.1%)
24,854	Host Hotels & Resorts, Inc.	339,257
Real Estate Investment Trust — Office Property (.1%)
5,704	Boston Properties, Inc. (f)	514,615
Real Estate Investment Trust — Regional Mall (.3%)
12,741	General Growth Properties, Inc. (f)	446,317
10,737	Simon Property Group, Inc. (f)	965,149
		1,411,466
Real Estate Investment Trust — Self Storage (.1%)
5,870	Public Storage, Inc.	474,237

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Shopping Centers (.1%)
5,665	Developers Diversified Realty Corporation	$196,632
12,021	Kimco Realty Corporation	414,965
		611,597
Real Estate Investment Trust — Warehouse/Industrial (.1%)
12,477	ProLogis	678,125
Savings and Loans (.1%)
22,801	Sovereign Bancorp, Inc. (f)	167,815
50,393	Washington Mutual, Inc. (f)	248,438
		416,253
Special Services (.1%)
12,591	NYSE Euronext	637,860
U.S. Government Obligations (.3%)
50,654	Fannie Mae	988,259
30,779	Freddie Mac	504,776
		1,493,035
Health Care (11.3%)
Biotechnology (1.0%)
51,814	Amgen, Inc. (b)	2,443,548
13,946	Biogen Idec, Inc. (b) (f)	779,442
20,744	Celgene Corporation (b)	1,324,919
12,722	Genzyme Corporation (b)	916,238
2,625	Millipore Corporation (b)	178,133
		5,642,280
Drugs (5.5%)
73,451	Abbott Laboratories	3,890,699
14,665	Allergan, Inc. (f)	763,313
7,648	AmerisourceBergen Corporation	305,843
5,129	Barr Pharmaceuticals, Inc. (b)	231,215
94,215	Bristol-Myers Squibb Company	1,934,234
16,984	Cardinal Health, Inc.	876,035
47,078	Eli Lilly & Company	2,173,120
11,953	Express Scripts, Inc. (b)	749,692

Shares		Market Value(a)
Health Care—continued
14,504	Forest Laboratories, Inc. (b)	$503,869
43,903	Gilead Sciences, Inc. (b) (f)	2,324,664
7,507	Hospira, Inc. (b) (f)	301,106
11,713	King Pharmaceuticals, Inc. (b)	122,635
24,113	Medco Health Solutions, Inc. (b)	1,138,134
102,160	Merck & Company, Inc.	3,850,410
14,411	Mylan, Inc. (b) (f)	173,941
321,978	Pfizer, Inc. (f)	5,624,956
77,168	Schering-Plough Corporation	1,519,438
4,886	Watson Pharmaceuticals, Inc. (b)	132,753
63,458	Wyeth	3,043,446
		29,659,503
Health Care — Diversified (.1%)
5,334	Laboratory Corporation of America Holdings (b)	371,406
Hospital Management (—)
22,740	Tenet Healthcare Corporation (b) (f)	126,434
Managed Care (.9%)
23,073	Aetna, Inc.	935,149
7,218	Coventry Health Care, Inc. (b)	219,572
8,034	Humana, Inc. (b)	319,512
13,197	McKesson Corporation	737,844
58,478	UnitedHealth Group, Inc.	1,535,047
25,042	WellPoint, Inc. (b)	1,193,502
		4,940,626
Medical Products/Supplies (3.7%)
29,859	Baxter International, Inc.	1,909,184
11,580	Becton Dickinson & Company	941,454
64,090	Boston Scientific Corporation (b) (f)	787,666
23,776	Covidien, Ltd. (c)	1,138,633
4,725	CR Bard, Inc.	415,564
1,860	Intuitive Surgical, Inc. (b)	501,084
134,127	Johnson & Johnson	8,629,731
53,449	Medtronic, Inc.	2,765,986

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
6,143	Patterson Companies, Inc. (b) (f)	$180,543
16,127	St. Jude Medical, Inc. (b)	659,272
11,390	Stryker Corporation	716,203
5,960	Varian Medical Systems, Inc. (b) (f)	309,026
11,017	Zimmer Holdings, Inc. (b)	749,707
		19,704,053
Special Services (.1%)
7,536	Quest Diagnostics, Inc.	365,270
Technology (15.4%)
Computer Hardware (4.5%)
4,532	Affiliated Computer Services, Inc. - Class A (b)	242,417
41,960	Apple, Inc. (b) (e)	7,025,782
96,183	Dell, Inc. (b) (f)	2,104,484
117,374	Hewlett-Packard Company	5,189,105
65,369	International Business Machines Corporation	7,748,188
4,533	Lexmark International, Inc. - Class A (b)	151,538
9,879	Pitney Bowes, Inc.	336,874
10,696	SanDisk Corporation (b) (f)	200,015
37,207	Sun Microsystems, Inc. (b)	404,812
8,458	Teradata Corporation (b)	195,718
42,792	Xerox Corporation	580,260
		24,179,193
Computer Networking (2.7%)
7,950	Akamai Tehnologies, Inc. (b) (f)	276,581
281,140	Cisco Systems, Inc. (b) (f)	6,539,316
11,117	Google, Inc. - Class A (b)	5,852,211
24,984	Juniper Networks, Inc. (b) (f)	554,145
65,480	Yahoo!, Inc. (b)	1,352,817
		14,575,070
Computer Peripherals (.3%)
98,386	EMC Corporation Massachusetts (b)	1,445,290

Shares		Market Value(a)
Technology—continued
Computer Services & Software (4.4%)
25,311	Adobe Systems, Inc. (b)	$997,000
10,658	Autodesk, Inc. (b)	360,347
24,673	Automatic Data Processing, Inc.	1,033,799
9,073	BMC Software, Inc. (b) (f)	326,628
18,581	CA, Inc. (f)	429,035
8,735	Citrix Systems, Inc. (b)	256,896
13,717	Cognizant Technology Solutions Corporation - Class A (b) (f)	445,940
7,150	Computer Sciences Corporation (b)	334,906
12,453	Compuware Corporation (b)	118,802
15,185	Electronic Arts, Inc. (b)	674,670
8,099	Fidelity National Information Services, Inc.	298,934
8,630	IMS Health, Inc.	201,079
381,195	Microsoft Corporation	10,486,674
16,349	NetApp, Inc. (b)	354,119
16,765	Novell, Inc. (b)	98,746
188,787	Oracle Corporation (b)	3,964,527
39,984	Symantec Corporation (b) (f)	773,691
170,304	Time Warner, Inc.	2,520,499
16,941	Unisys Corporation (b)	66,917
		23,743,209
Electrical Equipment (.1%)
9,939	Jabil Circuit, Inc.	163,099
6,984	Rockwell Automation, Inc.	305,410
		468,509
Electrical Instruments (.6%)
17,138	Agilent Technologies, Inc. (b) (f)	609,085
7,978	Applera Corporation - Applied Biosystems Group	267,103
2,769	Harman International Industries, Inc.	114,609
5,566	PerkinElmer, Inc.	155,013
19,904	Thermo Fischer Scientific, Inc. (b)	1,109,250
22,750	Tyco Electronics, Ltd. (c)	814,905
4,815	Waters Corporation (b)	310,568
		3,380,533

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
Electronic Components — Semiconductor (2.5%)
28,869	Advanced Micro Devices, Inc. (b) (f)	$168,306
14,268	Altera Corporation	295,348
13,807	Analog Devices, Inc.	438,648
64,510	Applied Materials, Inc. (f)	1,231,496
21,286	Broadcom Corporation - Class A (b) (f)	580,895
272,614	Intel Corporation	5,855,749
8,110	KLA-Tencor Corporation	330,158
10,564	Linear Technology Corporation	344,069
30,338	LSI Corporation (b)	186,275
10,825	MEMC Electronic Materials, Inc. (b)	666,171
8,802	Microchip Technology, Inc. (f)	268,813
36,210	Micron Technology, Inc. (b)	217,260
10,272	National Semiconductor Corporation	210,987
4,721	Novellus Systems, Inc. (b) (f)	100,038
26,401	NVIDIA Corporation (b)	494,227
6,283	QLogic Corporation (b)	91,669
8,166	Teradyne, Inc. (b)	90,398
62,953	Texas Instruments, Inc. (f)	1,772,756
13,291	Xilinx, Inc. (f)	335,598
		13,678,861
Service — Data Processing (.3%)
23,931	Electronic Data Systems Corporation	589,660
7,802	Fiserv, Inc. (b)	353,977
15,277	Intuit, Inc. (b)	421,187
		1,364,824
Transportation (2.1%)
Air Freight (.9%)
8,123	CH Robinson Worldwide, Inc.	445,465
14,735	FedEx Corporation (f)	1,160,971
48,586	United Parcel Service, Inc. - Class B	2,986,581
		4,593,017

Shares		Market Value(a)
Transportation—continued
Airlines (.1%)
34,826	Southwest Airlines Company (f)	$454,131
Railroads (1.0%)
13,954	Burlington Northern Santa Fe Corporation	1,393,865
19,236	CSX Corporation	1,208,213
17,883	Norfolk Southern Corporation	1,120,728
24,594	Union Pacific Corporation	1,856,847
		5,579,653
Transport Services (.1%)
10,088	Expeditors International Washington, Inc. (f)	433,784
Trucking (—)
2,722	Ryder System, Inc. (f)	187,491
Utilities (3.8%)
Electric Companies (3.6%)
7,971	Allegheny Energy, Inc.	399,427
9,988	Ameren Corporation	421,793
19,095	American Electric Power Company, Inc.	768,192
15,591	Centerpoint Energy, Inc.	250,235
10,710	CMS Energy Corporation	159,579
12,945	Consolidated Edison, Inc. (f)	506,020
8,488	Constellation Energy Group, Inc.	696,865
27,456	Dominion Resources, Inc.	1,303,885
7,765	DTE Energy Company (f)	329,547
60,187	Duke Energy Corporation	1,046,050
15,506	Edison International	796,698
9,115	Entergy Corporation	1,098,175
31,222	Exelon Corporation	2,808,731
14,508	FirstEnergy Corporation	1,194,444
19,424	FPL Group, Inc.	1,273,826
3,606	Integrys Energy Group, Inc.	183,293
13,028	NiSource, Inc.	233,462
9,543	Pepco Holdings, Inc.	244,778
17,023	PG&E Corporation	675,643

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Utilities—continued
4,753	Pinnacle West Capital Corporation	$146,250
17,754	PPL Corporation	928,002
12,447	Progress Energy, Inc.	520,658
24,201	Public Service Enterprise Group, Inc.	1,111,552
9,937	TECO Energy, Inc.	213,546
31,973	The AES Corporation (b) (f)	614,201
36,514	The Southern Company (f)	1,275,069
20,471	Xcel Energy, Inc.	410,853
		19,610,774

Shares		Market Value(a)
Utilities—continued
Natural Gas (.2%)
2,143	Nicor, Inc.	$91,270
11,915	Sempra Energy	672,602
		763,872
Total common stocks (cost: $273,574,364)		531,629,446

Principal		Rate	Maturity
Securities Lending Collateral (7.0%)
Commercial Paper (4.4%)
$1,839,224	Abbott Labs, Inc. (d)	2.220%	07/11/08	1,838,090
1,839,224	AIG Funding, Inc.	2.510%	08/11/08	1,833,549
1,839,224	American Honda Finance Corporation	2.160%	08/04/08	1,834,605
1,869,878	Archer-Daniels-Midland Company (d)	2.240%	08/04/08	1,865,922
1,839,224	AT&T, Inc. (d)	2.230%	07/14/08	1,837,743
1,839,224	Bank of America Corporation	2.420%	07/15/08	1,837,493
1,839,224	Cargill, Inc. (d)	2.580%	08/05/08	1,834,629
1,532,687	General Electric Capital Corporation	2.350%	08/01/08	1,529,561
1,839,224	HSBC Finance Corporation	2.330%	07/09/08	1,838,272
827,651	Medtronic, Inc. (d)	2.300%	07/22/08	826,540
1,839,224	Merrill Lynch & Company, Inc.	2.820%	08/18/08	1,832,455
1,839,224	Novatris Finance Corporation (d)	2.300%	07/28/08	1,836,052
1,839,224	Societe Generale NA	2.550%	07/21/08	1,836,539
530,310	The Stanley Works (d)	2.260%	08/08/08	529,050
379,187	The Stanley Works (d)	2.260%	08/14/08	378,144
				23,488,644
Corporate Notes (.8%)
1,532,687	Dorada Finance, Inc. - 144A Issue (g)	2.580%	08/26/08	1,528,445
1,532,687	Metropolitan Life Global Funding I - 144A Issue (g)	2.500%	11/06/08	1,532,469
1,532,687	Morgan Stanley	2.600%	10/15/08	1,531,534
				4,592,448

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Principal		Market Value(a)
Repurchase Agreements (1.8%)
$2,758,836	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $2,759,035
	(Collateralized by Corporate Obligations due 07/01/08 – 12/08/08)	$2,758,836
3,065,374	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $3,065,595
	(Collateralized by Corporate Obligations due 09/15/08 – 12/15/50)	3,065,374
3,065,374	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $3,065,595
	(Collateralized by Corporate Obligations due 07/07/08 – 08/04/08)	3,065,374
948,600	The Goldman Sachs Group Inc, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.500%, due 07/01/08; proceeds $948,666
	(Collateralized by Corporate Obligations due 07/23/08 – 07/29/08)	948,600
		9,838,184
	Total securities lending collateral (cost: $37,891,066)	37,919,276
Shares
Short-Term Securities (1.4%)
Investment Companies (1.4%)
5,716,256	Wells Fargo & Company, current rate 1.339%	5,716,256
2,000,000	SEI Daily Income Trust Treasury Fund, current rate 1.410%	2,000,000
	Total short-term securities (cost: $7,716,256)	7,716,256
	Total investments in securities (cost: $319,181,686) (h)	$577,264,978
	Payable upon return of securities loaned (-7.0%)	(37,919,276)
	Liabilities in excess of cash and other assets (0.0%)	(38,362)
	Total net assets (100%)	$539,307,340

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)  Non-income producing.

(c)  The Portfolio held 1.9% of net assets in foreign securities at June 30, 2008.

(d)  Commercial paper  sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 2.0% of the Portfolio's net assets at June 30, 2008.

(e)  Partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2008, securities with an aggregate market value of $1,381,135 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	September 2008	112	Long	$52	$277,653

(f)  Securities (or a portion of securities) on loan as of June 30, 2008.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)  At June 30, 2008 the cost of securities for federal income tax purposes was $323,202,272. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$284,358,930
Gross unrealized depreciation	(30,296,223)
Net unrealized appreciation	$254,062,707

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities

June 30, 2008
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (94.8%)
Argentina (3.3%)
Government (3.3%)
5,790,000	Republic of Argentina (USD) (d)	3.092%	08/03/12	$3,115,020
Australia (1.8%)
Government (1.8%)
1,800,000	Queensland Treasury Corporation (AUD)	6.000%	07/14/09	1,705,250
Austria (4.2%)
Banks (4.2%)
4,200,000	Oesterreichische Kontrollbank AG (CHF)	2.750%	06/14/11	4,053,235
Barbados (4.1%)
Supra National Bank (4.1%)
420,000,000	European Investment Bank (JPY) (d)	0.709%	09/21/11	3,961,396
Brazil (5.8%)
Government (5.8%)
330,000	Nota Do Tesouro Nacional (BRL) (f)	10.000%	01/01/17	1,617,613
190,000	Nota Do Tesouro Nacional (BRL) (f)	6.000%	05/15/15	1,916,739
200,000	Nota Do Tesouro Nacional (BRL) (f)	6.000%	05/15/45	1,997,182
				5,531,534
Canada (1.7%)
Government (1.7%)
2,280,000	Province of Ontario Canada (NZD)	6.250%	06/16/15	1,635,252
Egypt (5.0%)
Government (5.0%)
22,500,000	Egypt Treasury Bill (EGP) (c) (f)	4.262%	03/10/09	3,987,130
2,800,000	Egypt Treasury Bill (EGP) (c) (f)	6.063%	03/31/09	493,967
1,525,000	Egypt Treasury Bill (EGP) (c) (f)	10.254%	06/09/09	264,966
				4,746,063
France (4.1%)
Government (4.1%)
2,600,000	France Government Bond (EUR)	4.250%	10/25/17	3,927,629
Indonesia (5.4%)
Government (5.4%)
9,990,000,000	Indonesia Government Bond (IDR)	9.000%	09/15/13	917,516
16,930,000,000	Indonesia Government Bond (IDR)	9.500%	07/15/23	1,354,679
1,959,000,000	Indonesia Government Bond (IDR)	10.000%	09/15/24	162,447
1,065,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/22	91,621
22,510,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/27	1,886,284
2,747,000,000	Indonesia Government Bond (IDR)	11.000%	11/15/20	253,165
3,564,000,000	Indonesia Government Bond (IDR)	11.000%	09/15/25	320,088
184,000,000	Indonesia Government Bond (IDR)	12.800%	06/15/21	19,055
1,071,000,000	Indonesia Government Bond (IDR)	12.900%	06/15/22	111,242
				5,116,097

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Iraq (.3%)
Government (.3%)
360,000	Republic of Iraq (USD)	5.800%	01/15/28	$259,200
Japan (4.4%)
Government (4.4%)
240,000,000	Japan Government Bond (JPY)	0.800%	01/15/09	2,264,096
205,200,000	Japan Government Bond (JPY)	0.800%	12/20/10	1,938,621
				4,202,717
Malaysia (9.9%)
Government (9.9%)
30,750,000	Malaysian Government Bond (MYR)	3.756%	04/28/11	9,307,336
660,000	Malaysian Government Bond (MYR)	3.814%	02/15/17	188,778
				9,496,114
Mexico (7.2%)
Government (7.2%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	439,646
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	664,708
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,419,367
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	234,027
30,000,000	Mexican Bonos (MXN)	10.000%	12/05/24	3,079,850
				6,837,598
Netherlands (1.9%)
Government (1.9%)
1,180,000	Netherlands Government (EUR)	4.500%	07/15/17	1,818,620
Norway (8.6%)
Finance — Diversified (4.0%)
400,000,000	Eksportfinans AS (JPY)	1.800%	06/21/10	3,822,103
Government (4.6%)
22,690,000	Norwegian Government Bond (NOK)	5.500%	05/15/09	4,420,680
				8,242,783
Poland (4.5%)
Government (4.5%)
4,000,000	Poland Government Bond (PLN)	4.750%	04/25/12	1,751,018
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	2,558,643
				4,309,661
Singapore (3.5%)
Government (3.5%)
4,400,000	Singapore Government Bond (SGD)	4.375%	01/15/09	3,302,084
South Korea (8.0%)
Government (8.0%)
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,893,584
4,120,000,000	Korea Treasury Bond (KRW)	5.500%	09/10/17	3,790,317
				7,683,901

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Sweden (10.2%)
Government (10.2%)
58,500,000	Sweden Government Bond (SEK)	5.000%	01/28/09	$9,753,323
United States (0.9%)
Municipal Bonds(.9%)
$30,000	Alabama Public Housing Authority	4.450%	01/01/24	28,450
215,000	California State Municipal Bond	5.000%	04/01/38	210,420
200,000	California State Municipal Bond	5.125%	04/01/33	200,516
100,000	Metropolitan Atlanta Rapid Transit Authority	5.000%	07/01/19	106,262
100,000	New York, New York Municipal Bond	5.000%	04/01/26	101,769
100,000	North Carolina Eastern Municipal Power Agency	5.250%	01/01/19	105,902
100,000	Puerto Rico Commonwealth	5.500%	07/01/21	104,931
50,000	Wisconsin State Municipal Bond	5.000%	05/01/21	52,100
				910,350
	Total long-term debt securities (cost: $89,824,062)			90,607,827
Short-Term Securities (4.9%)
U.S. Government and Agency Obligation (4.8%)
4,620,000	Federal Home Loan Bank	3.000%	07/01/08	4,620,000
Shares
Investment Company (.1%)
55,057	Dreyfus Treasury Cash Management Fund, current rate 1.410%			55,057
	Total short-term securities (cost: $4,675,057)			4,675,057
	Total purchased options (cost: $3,750) (e)			402
	Total investments in securities (cost: $94,502,869) (g)			$95,283,286
	Cash and other assets in excess of liabilities (0.3%)			270,701
	Total net assets (100%)			$95,553,987

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Forward Foreign Currency Contracts

On June 30, 2008, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
07/01/08	1,267,680	MXN	122,934	USD	$–	$97
07/28/08	3,400,000	MXN	305,412	USD	–	22,866
12/08/08	3,959,010	RON	8,514,000	NOK	–	8,196
12/08/08	2,829,758	USD	3,100,000	CHF	209,601	–
12/08/08	2,973,072	USD	382,337,000	KZT	160,468	–
12/09/08	26,728,093	MXN	1,181,649,000	CLP	–	280,619
12/09/08	9,103,901	MXN	2,357,000	PEN	–	66,335
12/10/08	26,829,994	MXN	93,744,000	INR	–	406,752
12/15/08	1,777,896	NZD	51,754,553	INR	–	139,633
01/20/09	2,345,736	CHF	2,169,507	USD	–	131,046
01/20/09	4,300,000	USD	4,691,472	CHF	301,106	–
01/26/09	1,750,000	USD	182,560,000	JPY	–	8,500
01/28/09	771,256	EUR	1,124,452	USD	–	76,424
01/29/09	306,142	EUR	444,632	USD	–	32,019
01/29/09	771,256	EUR	1,125,455	USD	–	75,359
02/04/09	316,276	EUR	463,850	USD	–	28,427
02/06/09	9,891,363	MXN	873,255	USD	–	56,223
02/12/09	506,004	RON	3,333,251	CZK	9,611	–
02/12/09	505,353	RON	3,334,572	CZK	9,966	–
02/12/09	506,329	RON	3,338,430	CZK	9,816	–
02/12/09	405,583	RON	2,660,868	CZK	6,991	–
02/17/09	703,051	RON	4,652,862	CZK	15,012	–
02/19/09	491,501	EUR	709,998	USD	–	54,424
02/20/09	4,300,023,000	KRW	4,946,820	CHF	739,645	–
02/20/09	4,300,023,000	KRW	4,515,882	USD	403,009	–
02/23/09	652,020	EUR	100,073,334	JPY	–	57,694
02/23/09	326,010	EUR	50,129,580	JPY	–	27,959
02/23/09	326,010	EUR	50,218,906	JPY	–	27,105
02/23/09	652,020	EUR	100,510,187	JPY	–	53,519
02/23/09	652,020	EUR	946,961	USD	–	66,904
02/23/09	326,010	EUR	474,477	USD	–	32,456
02/23/09	652,020	EUR	948,037	USD	–	65,829
02/23/09	326,010	EUR	473,735	USD	–	33,198
02/25/09	652,020	EUR	100,385,325	JPY	–	54,497
02/25/09	326,010	EUR	50,220,210	JPY	–	26,985
02/25/09	326,010	EUR	50,212,060	JPY	–	27,063
02/25/09	652,020	EUR	952,927	USD	–	60,833
02/26/09	652,020	EUR	99,998,351	JPY	–	58,088
02/26/09	652,020	EUR	954,094	USD	–	59,614
02/26/09	652,020	EUR	952,438	USD	–	61,270
02/26/09	623,361	EUR	911,478	USD	–	57,674
02/26/09	90,000	USD	11,628,000	KZT	5,551	–
02/27/09	326,010	EUR	50,559,261	JPY	–	23,638
02/27/09	652,020	EUR	101,288,047	JPY	–	45,655

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
02/27/09	326,010	EUR	50,836,369	JPY	$–	$20,989
02/27/09	652,020	EUR	101,357,487	JPY	–	44,992
02/27/09	326,010	EUR	50,820,395	JPY	–	21,142
02/27/09	326,010	EUR	50,818,439	JPY	–	21,161
02/27/09	326,010	EUR	50,532,528	JPY	–	23,893
02/27/09	326,010	EUR	481,712	USD	–	25,116
02/27/09	652,020	EUR	960,751	USD	–	52,905
02/27/09	652,020	EUR	957,785	USD	–	55,872
02/27/09	652,020	EUR	960,135	USD	–	53,521
02/27/09	978,029	EUR	1,439,577	USD	–	80,906
02/27/09	652,020	EUR	965,345	USD	–	48,311
02/27/09	621,295	EUR	926,227	USD	–	39,663
02/27/09	326,010	EUR	486,130	USD	–	20,698
02/27/09	502,361	RON	3,254,797	CZK	6,495	–
02/27/09	270,000	USD	34,766,820	KZT	15,710	–
02/27/09	45,000	USD	5,793,750	KZT	2,612	–
02/27/09	120,000	USD	15,492,000	KZT	7,312	–
02/27/09	94,732	USD	12,201,462	KZT	5,539	–
03/03/09	326,010	EUR	489,217	USD	–	17,507
03/03/09	326,010	EUR	488,135	USD	–	18,589
03/04/09	326,010	EUR	488,216	USD	–	18,482
03/04/09	326,010	EUR	487,010	USD	–	19,688
03/04/09	326,010	EUR	487,835	USD	–	18,863
03/09/09	326,010	EUR	50,139,686	JPY	–	27,110
03/09/09	326,010	EUR	491,004	USD	–	15,564
03/10/09	244,508	EUR	37,481,854	JPY	–	21,469
03/10/09	326,010	EUR	492,585	USD	–	13,956
03/17/09	326,010	EUR	498,181	USD	–	8,178
04/06/09	326,010	EUR	50,514,597	JPY	–	21,996
04/06/09	733,522	EUR	113,585,882	JPY	–	50,180
04/06/09	326,010	EUR	50,463,088	JPY	–	22,490
04/07/09	480,000	GBP	932,746	USD	–	2,815
04/14/09	610,895	EUR	95,032,353	JPY	–	36,783
04/14/09	610,895	EUR	1,291,114	SGD	13,960	–
04/14/09	321,524	EUR	677,113	SGD	5,544	–
04/14/09	900,267	EUR	1,895,593	SGD	15,283	–
04/14/09	610,895	EUR	942,446	USD	–	5,089
04/14/09	321,524	EUR	498,726	USD	23	–
04/14/09	321,524	EUR	498,799	USD	96	–
04/14/09	321,120	GBP	839,966	SGD	–	56
04/17/09	321,524	EUR	669,561	SGD	59	–
04/20/09	643,048	EUR	1,345,899	SGD	5,443	–
04/20/09	321,524	EUR	673,336	SGD	3,009	–
04/21/09	320,638	EUR	1,562,629	MYR	–	17,251
04/24/09	160,319	EUR	335,772	SGD	1,617	–
04/27/09	160,319	EUR	334,666	SGD	862	–
04/27/09	240,177	GBP	1,443,233	MYR	–	24,208
04/30/09	80,059	GBP	483,973	MYR	–	7,145
05/06/09	104,207	EUR	212,905	SGD	–	2,754
05/07/09	80,059	GBP	482,492	MYR	–	7,517
06/02/09	2,418,027	MXN	6,589,754	TWD	–	3,296

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
06/04/09	2,624,894	MXN	5,878,075	RUB	$3,466	$–
06/09/09	164,611	EUR	807,870	MYR	–	6,462
06/09/09	164,611	EUR	807,252	MYR	–	6,652
06/09/09	164,611	EUR	815,837	MYR	–	4,015
06/10/09	411,529	EUR	2,047,974	MYR	–	7,430
06/10/09	616,157	EUR	949,821	USD	–	3,260
06/12/09	69,739	EUR	348,019	MYR	–	952
06/15/09	91,466	EUR	454,267	MYR	–	1,895
06/16/09	181,322	EUR	897,544	MYR	–	4,660
					$1,957,806	$3,152,382
Forward Foreign Currency Contracts – Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	Great British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Republic of Korea Won
KZT	Kazkhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  For zero coupon issues (stripes) the interest rate represents the yield to maturity at June 30, 2008.

(d)  Variable rate securities.

(e)  Purchased options outstanding as of June 30, 2008 were as follows:

Holdings of Open Purchased Options

Type Exercise Price	Expiration	Notional Amount	Cost	Market Value
Call – Brazilian Real versus U.S. dollar BRL 2.05	January 2009	$100,000	$3,750	$402

(f)  This security is being fair-valued according to procedures approved by the Board of Directors.

(g)  At June 30, 2008 the cost of securities for federal income tax purposes was $94,520,458. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,825,593
Gross unrealized depreciation	(2,062,765)
Net unrealized appreciation	$762,828

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities

June 30, 2008
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (97.4%)
Basic Materials (8.5%)
Chemicals (4.1%)
12,562	Airgas, Inc.	$733,495
11,518	Albemarle Corporation	459,683
9,778	Cabot Corporation (f)	237,703
7,356	CF Industries Holdings, Inc. (f)	1,123,997
36,741	Chemtura Corporation	214,569
6,360	Cytec Industries, Inc.	347,002
6,631	Ferro Corporation	124,397
11,352	FMC Corporation	879,099
10,336	Lubrizol Corporation	478,867
2,857	Minerals Technologies, Inc.	181,677
11,340	Olin Corporation	296,881
18,498	RPM International, Inc.	381,059
7,291	Sensient Technologies Corporation	205,314
13,864	Terra Industries, Inc. (f)	684,188
6,754	The Scotts Miracle-Gro Company - Class A	118,668
15,090	Valspar Corporation	285,352
		6,751,951
Construction (.4%)
6,271	Martin Marietta Materials, Inc. (f)	649,613
Iron and Steel (1.9%)
7,188	Carpenter Technology Corporation	313,756
13,730	Cleveland-Cliffs, Inc.	1,636,479
28,658	Steel Dynamics, Inc.	1,119,668
		3,069,903
Manufacturing (.1%)
4,444	Mine Safety Appliances Company	177,716
Metal Fabrication (.9%)
17,257	Commercial Metals Company	650,589
9,624	Reliance Steel & Aluminum	741,914
		1,392,503
Paper and Forest (1.1%)
15,669	Louisiana-Pacific Corporation (f)	133,030
13,860	Packaging Corporation of America	298,129

Shares		Market Value(a)
Basic Materials—continued
5,976	Potlatch Corporation	$269,637
11,900	Rayonier, Inc.	505,274
15,095	Sonoco Products Company	467,190
16,115	Temple-Inland, Inc.	181,616
		1,854,876
Capital Goods (12.3%)
Aerospace/Defense (.5%)
14,121	BE Aerospace, Inc. (b)	328,878
6,285	DRS Technologies, Inc.	494,755
		823,633
Construction (.5%)
12,577	The Shaw Group, Inc. (b)	777,133
Electrical Equipment (1.0%)
8,723	Energizer Holdings, Inc. (b)	637,564
8,526	Hubbell, Inc. - Class B	339,932
18,382	Trimble Navigation, Ltd. (b)	656,237
		1,633,733
Engineering/Construction (1.8%)
6,025	Dycom Industries, Inc. (b)	87,483
4,843	Granite Construction, Inc.	152,700
16,424	Joy Global, Inc.	1,245,432
26,152	Quanta Services, Inc. (b) (f)	870,077
12,807	URS Corporation (b)	537,510
		2,893,202
Hardware and Tools (.2%)
11,655	Kennametal, Inc.	379,370
Machinery (2.4%)
13,917	AGCO Corporation (b)	729,390
8,741	Flowserve Corporation	1,194,895
9,190	Graco, Inc. (f)	349,863
12,490	IDEX Corporation	460,132
6,482	Lincoln Electric Holdings, Inc.	510,133
7,343	Wabtec Corporation	357,017
9,840	Zebra Technologies Corporation - Class A (b)	321,177
		3,922,607

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
Manufacturing (4.5%)
16,187	Ametek, Inc.	$764,350
10,319	Aptargroup, Inc. (f)	432,882
9,257	Carlisle Companies, Inc.	268,453
7,702	Crane Company	296,758
10,629	Donaldson Company, Inc.	474,479
7,282	Federal Signal Corporation	87,384
12,784	Harsco Corporation	695,577
3,116	Lancaster Colony Corporation	94,352
4,731	Matthews International Corporation - Class A	214,125
5,111	Nordson Corporation	372,541
15,033	Pentair, Inc.	526,456
13,565	Roper Industries, Inc.	893,662
8,103	SPX Corporation	1,067,408
6,008	Teleflex, Inc.	333,985
7,214	The Brink's Company	471,940
12,281	Trinity Industries, Inc.	426,028
		7,420,380
Metal Fabrication (.4%)
14,571	Timken Company	479,969
9,680	Worthington Industries, Inc. (f)	198,440
		678,409
Trucks and Parts (.2%)
11,306	Oshkosh Corporation (f)	233,921
Waste Management (.8%)
23,736	Republic Services, Inc.	704,959
13,080	Stericycle, Inc. (b)	676,236
		1,381,195
Communication Services (2.4%)
Broadcasting (.3%)
11,771	Lamar Advertising Company - Class A (b) (f)	424,109
Communications Equipment (.1%)
11,766	Neustar Inc - Class A (b)	253,675
Telecommunication (1.4%)
17,859	ADC Telecommunications, Inc. (b)	263,777
8,570	Adtran, Inc.	204,309

Shares		Market Value(a)
Communication Services—continued
10,597	CommScope, Inc. (b)	$559,204
20,436	Harris Corporation	1,031,813
7,424	Plantronics, Inc.	165,704
39,910	RF Micro Devices, Inc. (b) (f)	115,739
		2,340,546
Telephone (.6%)
36,766	Cincinnati Bell, Inc. (b) (f)	146,329
16,146	Telephone & Data Systems, Inc.	763,221
		909,550
Consumer Cyclical (11.2%)
Auto (.8%)
11,179	ArvinMeritor, Inc.	139,514
17,615	BorgWarner, Inc.	781,754
11,728	Lear Corporation (b)	166,303
4,836	Modine Manufacturing Company	59,821
5,214	Thor Industries, Inc. (f)	110,850
		1,258,242
Distribution Durables (.8%)
19,004	Fastenal Company (f)	820,213
6,907	MSC Industrial Direct Company - Class A	304,668
7,942	Tech Data Corporation (b)	269,154
		1,394,035
Entertainment (.7%)
12,080	Dreamworks Animation SKG, Inc. - Class A (b)	360,105
4,529	International Speedway Corporation - Class A	176,767
12,618	Macrovision Solutions Corporation (b)	188,765
7,410	Marvel Entertainment, Inc. (b) (f)	238,157
6,832	NetFlix.com, Inc. (b) (f)	178,110
		1,141,904
Food & Health (.1%)
7,855	NBTY, Inc. (b)	251,831
Home Builders (.7%)
6,865	Hovnanian Enterprises, Inc. - Class A (b) (f)	37,620
5,344	MDC Holdings, Inc.	208,736

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
804	NVR, Inc. (b) (f)	$402,064
6,428	Ryland Group, Inc.	140,195
19,505	Toll Brothers, Inc. (b)	365,329
		1,153,944
Houseware (.1%)
7,407	Furniture Brands International, Inc. (f)	98,957
Leisure (.1%)
10,054	Callaway Golf Company	118,939
Lodging — Hotel (.1%)
8,523	Boyd Gaming Corporation (f)	107,049
Office Equipment (.2%)
8,513	Herman Miller, Inc.	211,888
6,742	HNI Corporation (f)	119,064
		330,952
Publishing (.4%)
13,335	Belo Corporation - Class A	97,479
6,818	John Wiley & Sons, Inc. - Class A	307,014
5,833	Lee Enterprises, Inc. (f)	23,274
3,383	Media General, Inc. - Class A (f)	40,427
3,871	Scholastic Corporation (b)	110,943
		579,137
Retail (5.0%)
7,121	99 Cents Only Stores (b)	46,999
14,456	Advance Auto Parts, Inc.	561,326
10,154	Aeropostale, Inc. (b)	318,125
31,227	American Eagle Outfitters, Inc.	425,624
7,399	American Greetings Corporation - Class A	91,304
8,956	AnnTaylor Stores Corporation (b)	214,586
6,879	Barnes & Noble, Inc. (f)	170,874
9,111	BJ's Wholesale Club, Inc. (b) (f)	352,596
9,180	Borders Group, Inc. (f)	55,080
33,168	CarMax, Inc. (b) (f)	470,654

Shares		Market Value(a)
Consumer Cyclical—continued
17,174	Charming Shoppes, Inc. (b) (f)	$78,829
26,769	Chico's FAS, Inc. (b)	143,750
9,103	Coldwater Creek, Inc. (b) (f)	48,064
9,696	Collective Brands, Inc. (b)	112,764
10,314	Copart, Inc. (b)	441,645
12,679	Dick's Sporting Goods, Inc. (b) (f)	224,925
13,611	Dollar Tree, Inc. (b)	444,944
23,485	Foot Locker, Inc. (f)	292,388
8,358	Guess?, Inc.	313,007
17,520	O'Reilly Automotive, Inc. (b) (f)	391,572
10,369	Pacific Sunwear of California, Inc. (b)	88,448
19,318	PetSmart, Inc.	385,394
6,524	Regis Corporation	171,907
20,154	Ross Stores, Inc.	715,870
21,785	Saks, Inc. (b) (f)	239,199
6,904	The Warnaco Group, Inc. (b) (f)	304,259
7,314	Timberland Company - Class A (b)	119,584
5,496	Under Armour, Inc. - Class A (b) (f)	140,918
17,239	Urban Outfitters, Inc. (b) (f)	537,684
13,292	Williams-Sonoma, Inc. (f)	263,713
		8,166,032
Service (1.1%)
15,333	Avis Budget Group, Inc. (b)	128,337
18,968	Corrections Corporation of America (b)	521,051
7,240	Getty Images, Inc. (b)	245,653
6,516	Harte-Hanks, Inc. (f)	74,608
6,430	Rollins, Inc.	95,293
9,835	Scientific Games Corporation - Class A (b) (f)	291,313
10,217	Sotheby's (f)	269,422
14,398	ValueClick, Inc. (b) (f)	218,130
		1,843,807

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Special Services (.4%)
39,619	Service Corporation International	$390,643
5,178	The Corporate Executive Board Company	217,735
		608,378
Textiles (.7%)
14,271	Hanesbrands, Inc. (b)	387,315
8,406	Mohawk Industries, Inc. (b) (f)	538,825
7,789	Phillips-Van Heusen Corporation	285,233
		1,211,373
Consumer Staples (5.0%)
Beverage (.3%)
9,246	Hansen Natural Corporation (b) (f)	266,470
8,906	PepsiAmericas, Inc.	176,160
		442,630
Broadcasting (—)
4,039	Entercom Communications Corporation - Class A	28,354
Food (1.0%)
11,245	Corn Products International, Inc.	552,242
10,911	Hormel Foods Corporation	377,630
17,739	Smithfield Foods, Inc. (b)	352,651
8,434	The JM Smucker Company	342,758
4,093	Tootsie Roll Industries, Inc. (f)	102,857
		1,728,138
Household Products (.6%)
3,572	Blyth, Inc.	42,971
10,086	Church & Dwight Company, Inc. (f)	568,346
9,403	Tupperware Brands Corporation	321,771
		933,088
Personal Care (.2%)
13,136	Alberto-Culver Company	345,083

Shares		Market Value(a)
Consumer Staples—continued
Restaurants (.7%)
4,702	Bob Evans Farms, Inc.	$134,477
15,361	Brinker International, Inc. (f)	290,323
3,268	CBRL Group, Inc.	80,099
5,004	Chipotle Mexican Grill, Inc. - Class A (b) (f)	413,430
10,111	The Cheesecake Factory (b) (f)	160,866
		1,079,195
Retail (.1%)
5,639	Ruddick Corporation	193,474
Service (2.0%)
13,588	Career Education Corporation (b) (f)	198,521
12,918	Corinthian Colleges, Inc. (b) (f)	149,978
9,090	DeVry, Inc.	487,406
4,348	ITT Educational Services, Inc. (b) (f)	359,275
3,365	Kelly Services, Inc. - Class A	65,045
7,037	Korn/Ferry International (b)	110,692
12,042	Manpower, Inc.	701,326
14,307 MPS Group, Inc. (b)		152,083
10,122	Rent-A-Center, Inc. (b)	208,210
2,236	Strayer Education, Inc.	467,481
11,536	United Rentals, Inc. (b)	226,221
7,289	Valassis Communications, Inc. (b) (f)	91,258
		3,217,496
Tobacco (.1%)
4,125	Universal Corporation	186,532
Energy (12.4%)
Mining (1.0%)
21,868	Arch Coal, Inc.	1,640,756
Oil & Gas (7.5%)
5,120	Bill Barrett Corporation (b)	304,179
12,570	Cimarex Energy Company	875,752
37,321	Denbury Resources, Inc. (b)	1,362,216
8,086	Encore Acquisition Company (b) (f)	607,986

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
13,466	Forest Oil Corporation (b)	$1,003,217
15,770	Frontier Oil Corporation	377,061
15,829	Helmerich & Payne, Inc.	1,140,005
19,989	Newfield Exploration Company (b) (e)	1,304,282
23,430	Patterson-UTI Energy, Inc.	844,417
18,137	Pioneer Natural Resources Company	1,419,764
16,310	Plains Exploration & Production Company (b)	1,190,141
25,453	Pride International, Inc. (b)	1,203,673
15,638	Quicksilver Resources, Inc. (b) (f)	604,252
		12,236,945
Oil & Gas Services (2.1%)
9,958	Exterran Holdings, Inc. (b)	711,897
19,428	FMC Technologies, Inc. (b)	1,494,596
12,250	Superior Energy Services, Inc. (b) (f)	675,465
7,806	Tidewater, Inc.	507,624
		3,389,582
Pipelines (1.3%)
19,685	Equitable Resources, Inc.	1,359,446
12,364	National Fuel Gas Company	735,411
		2,094,857
Service (.5%)
25,760	KBR, Inc.	899,281
Financial (13.7%)
Auto Finance (.1%)
17,479	AmeriCredit Corporation (b) (f)	150,669
Banks (2.4%)
19,326	Associated Banc-Corp (f)	372,799
7,272	Bank of Hawaii Corporation	347,602

Shares		Market Value(a)
Financial—continued
7,497	Cathay General Bancorp (f)	$81,492
6,107	City National Corporation	256,921
9,501	Commerce Bancshares, Inc.	376,810
8,919	Cullen/Frost Bankers, Inc.	444,612
12,266	FirstMerit Corporation	200,058
3,709	PacWest Bancorp (f)	55,190
4,810	SVB Financial Group (b) (f)	231,409
50,080	Synovus Financial Corporation (f)	437,198
16,503	TCF Financial Corporation	198,531
30,621	The Colonial BancGroup, Inc. (f)	135,345
13,319	Washington Federal, Inc.	241,074
7,963	Webster Financial Corporation	148,112
4,402	Westamerica Bancorporation (f)	231,501
10,209	Wilmington Trust Corporation	269,926
		4,028,580
Commercial Services (.1%)
7,813	Deluxe Corporation	139,228
Finance — Diversified (.8%)
6,211	Affiliated Managers Group, Inc. (b) (f)	559,363
17,566	Eaton Vance Corporation	698,424
6,918	Navigant Consulting, Inc. (b) (f)	135,316
		1,393,103
Insurance (3.3%)
10,745	American Financial Group, Inc.	287,429
14,079	Arthur J Gallagher & Company	339,304
17,293	Brown & Brown, Inc.	300,725
9,406	Everest Re Group, Ltd. (c)	749,752
32,452	Fidelity National Financial, Inc. - Class A	408,895

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
14,034	First American Corporation	$370,498
16,770	HCC Insurance Holdings, Inc.	354,518
6,163	Horace Mann Educators Corporation	86,405
5,397	Mercury General Corporation	252,148
34,972	Old Republic International Corporation	414,068
10,592	Protective Life Corporation	403,026
12,202	Radian Group, Inc. (f)	17,693
7,428	Stancorp Financial Group, Inc.	348,819
7,798	The Hanover Insurance Group, Inc.	331,415
12,321	The PMI Group, Inc.	24,026
7,569	Unitrin, Inc.	208,677
22,493	WR Berkley Corporation	543,431
		5,440,829
Investment Bankers/Brokers (.9%)
21,577	Apollo Investment Corporation (f)	309,198
18,034	Jefferies Group, Inc. (f)	303,332
14,331	Raymond James Financial, Inc.	378,195
13,150	Waddell & Reed Financial, Inc. - Class A	460,382
		1,451,107
Real Estate Investment Trust (.2%)
4,832	Jones Lang Lasalle, Inc.	290,838
Real Estate Investment Trust — Apartments (.7%)
7,739	BRE Properties, Inc.	334,944
8,064	Camden Property Trust	356,913
19,455	UDR, Inc.	435,403
		1,127,260
Real Estate Investment Trust — Diversified (.7%)
5,604	Cousins Properties, Inc. (f)	129,452

Shares		Market Value(a)
Financial—continued
22,254	Duke Realty Corporation (f)	$499,602
14,066	Liberty Property Trust	466,288
		1,095,342
Real Estate Investment Trust — Health Care (.6%)
13,624	Health Care REIT, Inc. (d)	606,268
14,619	Nationwide Health Properties, Inc.	460,352
		1,066,620
Real Estate Investment Trust — Hotels (.2%)
14,253	Hospitality Properties Trust	348,628
Real Estate Investment Trust — Office Property (.7%)
4,867	Alexandria Real Estate Equities, Inc.	473,754
8,694	Highwoods Properties, Inc.	273,165
9,965	Mack-Cali Realty Corporation	340,504
		1,087,423
Real Estate Investment Trust — Regional Mall (.4%)
11,340	The Macerich Company (d)	704,554
Real Estate Investment Trust — Shopping Centers (1.2%)
5,614	Equity One, Inc.	115,368
8,919	Federal Realty Investment Trust	615,411
15,368	Realty Income Corporation	349,776
10,609	Regency Centers Corporation	627,204
11,335	Weingarten Realty Investors	343,677
		2,051,436
Real Estate Investment Trust — Warehouse/Industrial (.5%)
14,865	AMB Property Corporation	748,899

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
Savings and Loans (.9%)
12,389	Astoria Financial Corporation	$248,771
16,643	First Niagara Financial Group, Inc.	214,029
51,714	New York Community Bancorp, Inc.	922,578
		1,385,378
Health Care (9.6%)
Biotechnology (1.3%)
10,531	Affymetrix, Inc. (b)	108,364
10,336	Charles River Laboratories International, Inc. (b)	660,677
13,575	Invitrogen Corporation (b)	532,954
18,101	PDL BioPharma, Inc.	192,233
21,326	Vertex Pharmaceuticals, Inc. (b)	713,781
		2,208,009
Drugs (1.8%)
10,278	Cephalon, Inc. (b) (f)	685,440
18,241	Endo Pharmaceuticals Holdings, Inc. (b)	441,250
8,562	Medicis Pharmaceutical Corporation - Class A	177,918
5,239	Par Pharmaceutical Companies, Inc. (b)	85,029
11,780	Perrigo Company	374,251
15,974	Pharmaceutical Product Development, Inc.	685,284
16,352	Sepracor, Inc. (b)	325,732
13,468	Valeant Pharmaceuticals International (b) (f)	230,437
		3,005,341
Hospital Management (1.1%)
14,600	Community Health Systems, Inc. (b) (f)	481,508
36,907	Health Management Associates, Inc. - Class A (b)	240,265
4,553	Kindred Healthcare, Inc. (b)	130,944
8,220	LifePoint Hospitals, Inc. (b)	232,626
8,408	Psychiatric Solutions, Inc. (b) (f)	318,159

Shares		Market Value(a)
Health Care—continued
7,716	Universal Health Services, Inc. - Class B	$487,805
		1,891,307
Managed Care (.4%)
16,228	Health Net, Inc. (b)	390,446
6,327	Wellcare Health Plans, Inc. (b)	228,721
		619,167
Medical Products/Supplies (3.8%)
9,227	Advanced Medical Optics, Inc. (b) (f)	172,914
9,539	Beckman Coulter, Inc.	644,169
22,581	Dentsply International, Inc.	830,981
8,292	Edwards Lifesciences Corporation (b)	514,436
8,193	Gen-Probe, Inc. (b)	389,004
13,695	Henry Schein, Inc. (b)	706,251
9,460	Hill-Rom Holdings, Inc.	255,231
38,817	Hologic, Inc. (b) (f)	846,211
8,235	Kinetic Concepts, Inc. (b) (f)	328,659
11,722	ResMed, Inc. (b)	418,944
8,882	STERIS Corporation	255,446
5,877	Techne Corporation (b)	454,821
12,797	VCA Antech, Inc. (b)	355,501
		6,172,568
Personal Care (.1%)
5,157	Life Time Fitness, Inc. (b) (f)	152,389
Special Services (1.1%)
6,655	Apria Healthcare Group, Inc. (b)	129,040
9,594	Covance, Inc. (b) (f)	825,276
11,105	Lincare Holdings, Inc. (b)	315,382
18,454	Omnicare, Inc.	483,864
		1,753,562
Technology (13.8%)
Computer Hardware (.8%)
4,741	Imation Corporation	108,664
33,590	Western Digital Corporation (b) (f)	1,159,863
		1,268,527

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
Computer Networking (.8%)
61,169	3COM Corporation (b)	$129,678
12,030	Alliance Data Systems Corporation (b)	680,296
22,108	Foundry Networks, Inc. (b)	261,317
13,281	Polycom, Inc. (b)	323,525
		1,394,816
Computer Peripherals (.1%)
6,764	Avocent Corporation (b)	125,810
Computer Services & Software (5.6%)
5,213	ACI Worldwide, Inc. (b) (f)	91,697
45,022	Activision, Inc. (b)	1,533,900
10,336	Acxiom Corporation	118,761
2,762	Advent Software, Inc. (b) (f)	99,653
39,121	Cadence Design Systems, Inc. (b)	395,122
10,145	Cerner Corporation (b) (f)	458,351
10,392	ChoicePoint, Inc. (b)	500,894
5,632	Digital River, Inc. (b) (f)	217,283
8,501	Dun & Bradstreet Corporation	745,028
12,426	F5 Networks, Inc. (b)	353,147
9,469	Gartner, Inc. (b) (f)	196,198
12,069	Global Payments, Inc.	562,415
21,704	Ingram Micro, Inc. - Class A (b)	385,246
24,419	McAfee, Inc. (b)	830,979
13,786	Mentor Graphics Corporation (b) (f)	217,819
13,604	Metavante Technologies, Inc. (b)	307,722
8,501	National Instruments Corporation	241,173
16,264	Palm, Inc. (f)	87,663
17,469	Parametric Technology Corporation (b)	291,208
19,025	SEI Investments Company	447,468
6,357	SRA International, Inc. - Class A (b)	142,778
12,027	Sybase, Inc. (b)	353,834
21,650	Synopsys, Inc. (b)	517,652
10,276	Wind River Systems, Inc. (b) (f)	111,906
		9,207,897

Shares		Market Value(a)
Technology—continued
Computer Systems (.8%)
9,982	Diebold, Inc.	$355,160
11,680	Jack Henry & Associates, Inc. (f)	252,755
25,412	NCR Corporation (b)	640,382
		1,248,297
Electrical Defense (.3%)
4,995	Alliant Techsystems, Inc. (b)	507,892
Electrical Equipment (.4%)
21,665	Gentex Corporation	312,843
12,742	KEMET Corporation (b) (f)	41,284
28,271	Vishay Intertechnology, Inc. (b)	250,764
		604,891
Electrical Instruments (1.6%)
26,606	Amphenol Corporation - Class A	1,194,077
20,823	Flir Systems, Inc. (b)	844,789
7,762	Thomas & Betts Corporation (b)	293,792
4,484	Varian, Inc. (b)	228,953
		2,561,611
Electronic Components — Semiconductor (2.1%)
67,596	Atmel Corporation (b)	235,234
13,604	Cree, Inc. (b) (f)	310,307
22,843	Cypress Semiconductor Corporation (b)	565,364
18,900	Fairchild Semiconductor International, Inc. (b)	221,697
25,987	Integrated Device Technology, Inc. (b)	258,311
11,001	International Rectifier Corporation (b)	211,219
18,749	Intersil Corporation - Class A	455,976
18,962	Lam Research Corporation (b) (f)	685,476
9,379	Semtech Corporation (b) (f)	131,963
7,390	Silicon Laboratories, Inc. (b)	266,705
21,746	TriQuint Semiconductor, Inc. (b)	131,781
		3,474,033

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
Electronics — Computer Distribution (.7%)
18,617	Arrow Electronics, Inc. (b)	$571,914
22,817	Avnet, Inc. (b)	622,448
		1,194,362
Service — Data Processing (.6%)
21,250	Broadridge Financial Solutions, Inc.	447,312
6,975	DST Systems, Inc. (b) (f)	383,974
7,376	Fair Isaac Corporation (f)	153,200
		984,486
Transportation (1.6%)
Airlines (.1%)
17,389	Airtran Holdings, Inc. (b) (f)	35,474
5,522	Alaska Air Group, Inc. (b) (f)	84,707
27,732	JetBlue Airways Corporation (b) (f)	103,440
		223,621
Railroads (.3%)
11,805	Kansas City Southern (b) (f)	519,302
Shipping (.4%)
6,266	Alexander & Baldwin, Inc.	285,416
4,117	Overseas Shipholding Group, Inc. (f)	327,384
		612,800
Transport Services (.1%)
8,661	YRC Worldwide, Inc. (b) (f)	128,789
Trucking (.7%)
6,918	Con-way, Inc.	326,945
6,964	GATX Corporation	308,714
13,056	JB Hunt Transport Services, Inc. (f)	434,504

Shares		Market Value(a)
Transportation—continued
6,728	Werner Enterprises, Inc.	$125,006
		1,195,169
Utilities (6.9%)
Electric Companies (5.1%)
16,719	Alliant Energy Corporation	572,793
57,046	Aquila, Inc. (b)	215,063
5,826	Black Hills Corporation	186,782
17,236	DPL, Inc.	454,686
24,016	Energy East Corporation	593,676
13,103	Great Plains Energy, Inc.	331,244
12,756	Hawaiian Electric Industries, Inc.	315,456
6,863	Idacorp, Inc. (f)	198,272
27,744	MDU Resources Group, Inc.	967,156
23,583	Northeast Utilities	602,074
16,204	NSTAR	548,019
13,954	OGE Energy Corporation	442,481
13,098	PNM Resources, Inc.	156,652
19,674	Puget Energy, Inc.	471,979
17,700	SCANA Corporation	654,900
35,493	Sierra Pacific Resources	451,116
15,905	Westar Energy, Inc.	342,117
17,740	Wisconsin Energy Corporation	802,203
		8,306,669
Natural Gas (1.6%)
11,611	AGL Resources, Inc.	401,508
10,878	Energen Corporation	848,810
15,820	Oneok, Inc.	772,491
11,584	Vectren Corporation	361,537
7,505	WGL Holdings, Inc.	260,724
		2,645,070
Water Utilities (.2%)
20,274	Aqua America, Inc. (f)	323,776
Total common stocks (cost: $144,927,200)		159,488,071

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Securities Lending Collateral (16.1%)
Commercial Paper (10.0%)
$1,279,478	Abbott Labs, Inc. (d)	2.220%	07/11/08	$1,278,689
1,279,478	AIG Funding, Inc.	2.510%	08/11/08	1,275,529
1,279,478	American Honda Finance Corporation	2.160%	08/04/08	1,276,265
1,300,803	Archer-Daniels-Midland Company (d)	2.240%	08/04/08	1,298,051
1,279,478	AT&T, Inc. (d)	2.230%	07/14/08	1,278,448
1,279,478	Bank of America Corporation	2.420%	07/15/08	1,278,274
1,279,478	Cargill, Inc. (d)	2.580%	08/05/08	1,276,281
1,066,232	General Electric Capital Corporation	2.350%	08/01/08	1,064,057
1,279,478	HSBC Finance Corporation	2.330%	07/09/08	1,278,815
575,765	Medtronic, Inc. (d)	2.300%	07/22/08	574,993
1,279,478	Merrill Lynch & Company, Inc.	2.820%	08/18/08	1,274,769
1,279,478	Novatris Finance Corporation (d)	2.300%	07/28/08	1,277,271
1,279,478	Societe Generale NA	2.550%	07/21/08	1,277,610
368,916	The Stanley Works (d)	2.260%	08/08/08	368,040
263,786	The Stanley Works (d)	2.260%	08/14/08	263,060
				16,340,152
Corporate Notes (1.9%)
1,066,232	Dorada Finance, Inc. - 144A Issue (g)	2.580%	08/26/08	1,063,281
1,066,232	Metropolitan Life Global Funding I - 144A Issue (g)	2.500%	11/06/08	1,066,080
1,066,232	Morgan Stanley	2.600%	10/15/08	1,065,430
				3,194,791
Repurchase Agreements (4.2%)
1,919,217	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08, proceeds $1,919,356 (Collateralized by Corporate Obligations due 07/01/08 – 12/08/08)			1,919,217
2,132,463	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $2,132,617 (Collateralized by Corporate Obligations due 09/15/08 – 12/15/50)			2,132,463
2,132,463	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $2,132,617 (Collateralized by Corporate Obligations due 07/07/08 – 08/04/08)			2,132,463

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Principal		Market Value(a)
Securities Lending Collateral—continued
$659,905	The Goldman Sachs Group, Inc., Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08
	rate 2.500%, due 07/01/08; proceeds $659,951 (Collateralized by Corporate Obligations due 07/23/08 – 07/29/08)	$659,905
		6,844,048
	Total securities lending collateral (cost: $26,359,366)	26,378,991
Shares
Short-Term Securities (2.5%)
Investment Companies (2.5%)
3,250,000	SEI Daily Income Trust Treasury Fund, current rate 1.560%	3,250,000
776,551	Wells Fargo & Company, current rate 1.339%	776,551
	Total short-term securities (cost: $4,026,551)	4,026,551
	Total investments in securities (cost: $175,313,117) (h)	$189,893,613
	Payable upon return of securities loaned (-16.1%)	(26,378,991)
	Cash and other assets in excess of liabilities (.1%)	141,688
	Total net assets (100%)	$163,656,310

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  Non-income producing.

(c)  The Portfolio held .5% of net assets in foreign securities at June 30, 2008.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 5.5% of the Portfolio's net assets at June 30, 2008.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2008, securities with an aggregate market value of $848,250 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
S&P Mid-Cap 400® EMINI ...	September 2008	46	Long	$213,438

(f)  Securities (or a portion of securities) on loan as of June 30, 2008.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)  At June 30, 2008 the cost of securities for federal income tax purposes was $175,833,838. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$36,023,391
Gross unrealized depreciation	(21,963,616)
Net unrealized appreciation	$14,059,775

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities

June 30, 2008
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (94.5%)
Communication Services (.2%)
Telecommunication (.2%)
6,300	American Tower Corporation - Class A (b)	$266,175
Consumer Cyclical (1.1%)
Lodging — Hotel (1.1%)
17,400	Gaylord Entertainment Company (b) (f)	416,904
27,900	Marriott International, Inc. - Class A	732,096
		1,149,000
Financial (92.8%)
Real Estate (3.7%)
89,250	Brookfield Properties Corporation (c)	1,587,757
59,600	Digital Realty Trust, Inc. (f)	2,438,236
		4,025,993
Real Estate Investment Trust — Apartments (13.1%)
31,800	American Campus Communities, Inc.	885,312
30,495	Apartment Investment & Management Company - Class A	1,038,660
31,000	AvalonBay Communities, Inc.	2,763,960
29,800	BRE Properties, Inc.	1,289,744
14,900	Camden Property Trust	659,474
77,600	Equity Residential	2,969,752
28,200	Essex Property Trust, Inc.	3,003,300
17,100	Mid-America Apartment Communities, Inc.	872,784
33,500	UDR, Inc.	749,730
		14,232,716
Real Estate Investment Trust — Diversified (10.9%)
20,400	Cousins Properties, Inc. (f)	471,240
31,800	Duke Realty Corporation (f)	713,910
31,500	DuPont Fabros Technology, Inc.	587,160
5,300	Entertainment Properties Trust (f)	262,032

Shares		Market Value(a)
Financial—continued
20,400	iStar Financial, Inc. (f)	$269,484
24,300	Liberty Property Trust	805,545
38,900	National Retail Properties, Inc. (f)	813,010
24,700	PS Business Parks, Inc.	1,274,520
61,300	Vornado Realty Trust (f)	5,394,400
39,500	Washington Real Estate Investment Trust (f)	1,186,975
		11,778,276
Real Estate Investment Trust — Health Care (7.7%)
78,800	HCP, Inc. (f)	2,506,628
29,900	Health Care REIT, Inc. (f)	1,330,550
26,500	Healthcare Realty Trust, Inc.	629,905
44,000	Nationwide Health Properties, Inc.	1,385,560
57,600	Ventas, Inc.	2,452,032
		8,304,675
Real Estate Investment Trust — Hotels (3.3%)
79,500	Hersha Hospitality Trust	600,225
162,640	Host Hotels & Resorts, Inc.	2,220,036
30,900	LaSalle Hotel Properties	776,517
		3,596,778
Real Estate Investment Trust — Mortgage (.2%)
23,500	Gramercy Capital Corporation	272,365
Real Estate Investment Trust — Office Property (14.2%)
19,500	Alexandria Real Estate Equities, Inc.	1,898,130
39,202	BioMed Realty Trust, Inc.	961,625
50,121	Boston Properties, Inc. (f)	4,521,917
54,800	Corporate Office Properties Trust	1,881,284
83,800	Douglas Emmett, Inc.	1,841,086

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
37,700	Kilroy Realty Corporation	$1,773,031
23,200	Maguire Properties, Inc. (f)	282,344
26,600	SL Green Realty Corporation	2,200,352
		15,359,769
Real Estate Investment Trust — Regional Mall (15.0%)
83,720	General Growth Properties, Inc.	2,932,711
98,500	Simon Property Group, Inc. (f)	8,854,165
33,300	Taubman Centers, Inc.	1,620,045
45,800	The Macerich Company (f)	2,845,554
		16,252,475
Real Estate Investment Trust — Self Storage (4.6%)
25,400	Extra Space Storage, Inc.	390,144
57,100	Public Storage, Inc.	4,613,109
		5,003,253
Real Estate Investment Trust — Shopping Centers (10.8%)
37,500	Acadia Realty Trust	868,125

Shares		Market Value(a)
Financial—continued
54,700	Developers Diversified Realty Corporation	$1,898,637
28,200	Federal Realty Investment Trust	1,945,800
95,900	Kimco Realty Corporation	3,310,468
34,900	Regency Centers Corporation	2,063,288
15,800	Saul Centers, Inc.	742,442
22,800	Tanger Factory Outlet Centers, Inc. (f)	819,204
		11,647,964
Real Estate Investment Trust — Warehouse/Industrial (9.3%)
42,400	AMB Property Corporation	2,136,112
15,200	EastGroup Properties, Inc.	652,080
135,076	ProLogis	7,341,381
		10,129,573
Health Care (.4%)
Managed Care (.4%)
29,800	Sun Healthcare Group, Inc. (b)	399,022
Total common stocks (cost: $90,593,357)		102,418,034

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral (14.5%)
Commercial Paper (9.0%)
$761,647	Abbott Labs, Inc. (d)	2.220%	07/11/08	$761,177
761,647	AIG Funding, Inc.	2.510%	08/11/08	759,297
761,647	American Honda Finance Corporation	2.160%	08/04/08	759,734
774,341	Archer-Daniels-Midland Company (d)	2.240%	08/04/08	772,703
761,647	AT&T, Inc. (d)	2.230%	07/14/08	761,034
761,647	Bank of America Corporation	2.420%	07/15/08	760,930
761,647	Cargill, Inc. (d)	2.580%	08/05/08	759,744
634,706	General Electric Capital Corporation	2.350%	08/01/08	633,411
761,647	HSBC Finance Corporation	2.330%	07/09/08	761,252
342,741	Medtronic, Inc. (d)	2.300%	07/22/08	342,281
761,647	Merrill Lynch & Company, Inc.	2.820%	08/18/08	758,844
761,647	Novatris Finance Corporation (d)	2.300%	07/28/08	760,333
761,647	Societe Generale NA	2.550%	07/21/08	760,535
219,608	The Stanley Works (d)	2.260%	08/08/08	219,087
157,026	The Stanley Works (d)	2.260%	08/14/08	156,594
				9,726,956

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Corporate Notes (1.7%)
$634,706	Dorada Finance, Inc. - 144A Issue (e)	2.580%	08/26/08	$632,949
634,706	Metropolitan Life Global Funding I - 144A Issue (e)	2.500%	11/06/08	634,616
634,706	Morgan Stanley	2.600%	10/15/08	634,228
				1,901,793
Repurchase Agreements (3.8%)
1,142,470	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $1,142,553 (Collateralized by Corporate Obligations due 07/01/08 – 12/08/08)			1,142,470
1,269,412	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $1,269,504 (Collateralized by Corporate Obligations due 09/15/08 – 12/15/50)			1,269,412
1,269,412	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.600%, due 07/01/08; proceeds $1,269,504 (Collateralized by Corporate Obligations due 07/07/08 – 08/04/08)			1,269,412
392,828	The Goldman Sachs Group Inc, Bank of New York and Wells Fargo Repurchase Agreement account; dated 06/30/08 rate 2.500%, due 07/01/08; proceeds $392,855 (Collateralized by Corporate Obligations due 07/23/08 – 07/29/08)			392,828
				4,074,122
	Total securities lending collateral (cost: $15,691,188)			15,702,871

Shares
Short-Term Securities (5.1%)
Investment Companies (5.1%)
3,500,000	SEI Daily Income Trust Treasury Fund, current rate 1.560%	3,500,000
2,074,176	Wells Fargo & Company, current rate 1.339%	2,074,176
	Total short-term securities (cost: $5,574,176)	5,574,176
	Total investments in securities (cost: $111,858,721) (g)	$123,695,081
	Payable upon return of securities loaned (-14.5%)	(15,702,871)
	Cash and other assets in excess of liabilities (.4%)	392,180
	Total net assets (100%)	$108,384,390

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b  Non-income producing.

(c)  The Portfolio held 1.5% of net assets in foreign securities at June 30, 2008.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 4.2% of the Portfolio's net assets at June 30, 2008.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  Securities (or a portion of securities) on loan as of June 30, 2008.

(g)  At June 30, 2008 the cost of securities for federal income tax purposes was $112,352,340. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$17,215,514
Gross unrealized depreciation	(5,872,773)
Net unrealized appreciation	$11,342,741

See accompanying notes to financial statements.

Advantus Series Funds, Inc.

Statements of Assets and Liabilities

June 30, 2008
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*†	$458,824,762	$131,549,955	$180,977,490	$577,264,978
Cash in bank on demand deposit	–	–	–	3,219
Foreign currency in bank on deposit (identified cost: $41,659)	–	–	–	–
Receivable for Fund shares sold	–	364,724	–	–
Receivable for investment securities sold (including paydowns)	44,381,630	1,988,238	628,885	–
Dividends and accrued interest receivable	2,599,112	117,690	853,474	721,387
Receivable for refundable foreign income taxes withheld	–	–	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	–	–	–	–
Variation margin receivable	17,414	–	–	6,831
Prepaid expenses	5,913	2,283	3,252	9,232
Total assets	505,828,831	134,022,890	182,463,101	578,005,647
Liabilities
Bank overdraft	17,024	1,987,908	7,943	–
Payable for Fund shares repurchased	190,065	–	226,627	166,156
Payable for investment securities purchased	44,141,290	1,715,000	300,403	367,107
Payable for investment securities purchased on a forward – commitment basis (note 2)	24,313,723	–	14,945,394	–
Payable to Advisor	219,960	66,560	96,765	195,267
Accrued expenses	37,368	29,971	36,991	50,501
Other payables	–	–	–	–
Unrealized depreciation on forward foreign currency contracts held, at value	–	–	–	–
Variation margin payable	–	–	20,859	–
Payable upon return of securities loaned (note 5)	43,700,829	–	–	37,919,276
Total liabilities	112,620,259	3,799,439	15,634,982	38,698,307
Net assets applicable to outstanding capital stock	$393,208,572	$130,223,451	$166,828,119	$539,307,340
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$2,614,757	$1,302,255	$1,105,013	$1,272,841
Additional paid-in capital	426,400,965	128,922,761	172,405,744	273,975,080
Undistributed (distributions in excess of) net investment income	10,122,945	3,520	14,941,924	4,830,694
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	(9,168,923)	(5,085)	(1,524,960)	1,451,246
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(36,761,172)	–	(20,099,602)	257,777,479
Total – representing net assets applicable to outstanding capital stock	$393,208,572	$130,223,451	$166,828,119	$539,307,340
Net assets by class:
Class 1	$8,589	$–	$23,141	$10,525
Class 2	393,199,983	130,223,451	166,804,978	539,296,815
Net asset value per share of outstanding capital stock by class:
Class 1	1.50	–	1.51	4.24
Class 2	1.50	1.00	1.51	4.24
* Identified cost	$495,696,766	$131,549,955	$201,138,114	$319,181,686
** Shares outstanding by class:
Class 1	5,713	–	15,328	2,484
Class 2	261,470,014	130,225,482	110,485,963	127,281,622
† Including securities on loan of	$13,500,935	$–	$–	$36,060,384

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*†	$95,283,286	$189,893,613	$123,695,081
Cash in bank on demand deposit	81,629	–	11,120
Foreign currency in bank on deposit (identified cost: $41,659)	41,267	–	–
Receivable for Fund shares sold	77,731	112,815	27,178
Receivable for investment securities sold (including paydowns)	–	–	221,977
Dividends and accrued interest receivable	1,281,548	122,638	424,724
Receivable for refundable foreign income taxes withheld	60,155	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	1,957,806	–	–
Variation margin receivable	–	–	–
Prepaid expenses	19,720	8,214	2,600
Total assets	98,803,142	190,137,280	124,382,680
Liabilities
Bank overdraft	–	–	–
Payable for Fund shares repurchased	–	12	–
Payable for investment securities purchased	–	–	167,465
Payable for investment securities purchased on a forward – commitment basis (note 2)	–	–	–
Payable to Advisor	72,808	61,254	95,889
Accrued expenses	23,965	32,433	32,065
Other payables	–	–	–
Unrealized depreciation on forward foreign currency contracts held, at value	3,152,382	–	–
Variation margin payable	–	8,280	–
Payable upon return of securities loaned (note 5)	–	26,378,991	15,702,871
Total liabilities	3,249,155	26,480,970	15,998,290
Net assets applicable to outstanding capital stock	$95,553,987	$163,656,310	$108,384,390
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$618,723	$862,706	$466,265
Additional paid-in capital	89,239,437	145,416,434	95,690,748
Undistributed (distributions in excess of) net investment income	1,673,200	893,826	1,750,589
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	4,399,945	2,135,911	(1,347,889)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(377,318)	14,347,433	11,824,677
Total – representing net assets applicable to outstanding capital stock	$95,553,987	$163,656,310	$108,384,390
Net assets by class:
Class 1	$14,898	$13,160	$8,787
Class 2	95,539,089	163,643,150	108,375,603
Net asset value per share of outstanding capital stock by class:
Class 1	1.54	1.90	2.32
Class 2	1.54	1.90	2.32
* Identified cost	$94,502,869	$175,313,117	$111,858,721
** Shares outstanding by class:
Class 1	9,646	6,937	3,780
Class 2	61,862,639	86,263,666	46,622,717
† Including securities on loan of	$–	$24,988,186	$15,308,295

Advantus Series Funds, Inc.

Statements of Operations

Period from January 1, 2008 to June 30, 2008
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Investment Income
Interest (net of foreign withholding taxes of $121,752 for International Bond Portfolio)	$11,319,904	$2,144,134	$5,237,338	$69,372
Dividends (net of foreign withholding taxes of $1,962 for Real Estate Securities Portfolio)	112,031	–	–	6,018,918
Income from securities lending activities	164,234	–	12,762	90,601
Total investment income	11,596,169	2,144,134	5,250,100	6,178,891
Expenses (note 4):
Investment advisory fee	793,442	204,942	351,269	434,380
Rule 12b-1 fees – class 2	495,901	170,785	219,543	723,966
Administrative services fee	23,086	13,144	26,068	14,140
Custodian fees	4,124	3,203	3,185	8,401
Audit and accounting services	109,997	50,263	67,106	85,722
Legal fees	17,143	14,630	15,385	18,902
Printing and shareholder reports	13,225	13,197	13,926	12,411
Director's fees	4,331	4,471	4,484	4,616
Insurance	2,597	799	1,257	4,437
S&P licensing fee	–	–	–	26,692
Other	9,378	4,717	6,146	14,530
Total expenses	1,473,224	480,151	708,369	1,348,197
Investment income – net	10,122,945	1,663,983	4,541,731	4,830,694
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	(7,850,883)	(3,054)	(1,938,563)	5,853,506
Foreign currency transactions	–	–	–	–
Net increase from litigation payments	21,921	–	–	15,535
Futures transactions	2,218,881	–	584,544	(809,992)
Net change in unrealized appreciation or depreciation on:
Investments	(23,798,320)	–	(10,454,411)	(85,535,171)
Translation of assets and liabilities in foreign currency	–	–	–	–
Futures transactions	(365,937)	–	45,280	(130,056)
Net gains (losses) on investments	(29,774,338)	(3,054)	(11,763,150)	(80,606,178)
Net increase (decrease) in net assets resulting from operations	$(19,651,393)	$1,660,929	$(7,221,419)	$(75,775,484)

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Investment Income
Interest (net of foreign withholding taxes of $121,752 for International Bond Portfolio)	$2,116,235	$67,192	$52,374
Dividends (net of foreign withholding taxes of $1,962 for Real Estate Securities Portfolio)	–	1,161,243	2,315,386
Income from securities lending activities	–	107,167	35,595
Total investment income	2,116,235	1,335,602	2,403,355
Expenses (note 4):
Investment advisory fee	278,579	121,113	398,682
Rule 12b-1 fees – class 2	116,075	201,854	142,386
Administrative services fee	25,074	17,121	17,121
Custodian fees	17,945	4,893	6,429
Audit and accounting services	68,685	50,901	48,420
Legal fees	31,648	15,247	15,082
Printing and shareholder reports	16,788	13,519	13,865
Director's fees	4,383	4,451	4,634
Insurance	488	1,119	884
S&P licensing fee	–	6,164	–
Other	3,878	5,394	5,263
Total expenses	563,543	441,776	652,766
Investment income – net	1,552,692	893,826	1,750,589
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	(350,323)	2,918,023	(1,127,051)
Foreign currency transactions	5,327,768	–	–
Net increase from litigation payments	1,240	1,125	–
Futures transactions	–	(398,695)	–
Net change in unrealized appreciation or depreciation on:
Investments	(3,549,948)	(10,077,010)	(4,781,770)
Translation of assets and liabilities in foreign currency	(1,106,224)	–	–
Futures transactions	–	(163,954)	–
Net gains (losses) on investments	322,513	(7,720,511)	(5,908,821)
Net increase (decrease) in net assets resulting from operations	$1,875,205	$(6,826,685)	$(4,158,232)

Advantus Series Funds, Inc.

Statements of Changes in Net Assets

Period from January 1, 2008 to June 30, 2008 and year ended December 31, 2007
(Unaudited)

	Bond Portfolio		Money Market Portfolio
	2008	2007	2008	2007
Operations:
Investment income – net	$10,122,945	$19,990,945	$1,663,983	$5,458,784
Net realized gains (losses) on investments	(5,610,081)	(1,206,596)	(3,054)	(236)
Net change in unrealized appreciation or depreciation of investments	(24,164,257)	(10,169,686)	–	–
Net increase (decrease) in net assets resulting from operations	(19,651,393)	8,614,663	1,660,929	5,458,548
Distributions to shareholders from:
Investment income – net Class 2	–	–	(1,660,463)	(5,458,980)
Total distributions	–	–	(1,660,463)	(5,458,980)
Capital share transactions (note 8):
Proceeds from sales Class 1	9,020	–	–	–
Class 2	14,938,945	41,586,286	23,439,660	58,424,432
Shares issued as a result of reinvested distributions Class 1	–	–	1,660,463	5,912,782
Payments for redemption of shares Class 1	(231)	–	–	–
Class 2	(8,193,692)	(10,171,738)	(28,094,241)	(44,607,071)
Increase (decrease) in net assets from capital share transactions	6,754,042	31,414,548	(2,994,118)	19,730,143
Total increase (decrease) in net assets	(12,897,351)	40,029,211	(2,993,652)	19,729,711
Net assets at beginning of year	406,105,923	366,076,712	133,217,103	113,487,392
Net assets at end of period*	$393,208,572	$406,105,923	$130,223,451	$133,217,103
* including (distributions in excess of) undistributed net investment income of	$10,122,945	$–	$3,520	$–

See accompanying notes to financial statements.

	Mortgage Securities Portfolio		Index 500 Portfolio
	2008	2007	2008	2007
Operations:
Investment income – net	$4,541,731	$10,400,193	$4,830,694	$9,900,684
Net realized gains (losses) on investments	(1,354,019)	(4,100)	5,059,049	24,468,925
Net change in unrealized appreciation or depreciation of investments	(10,409,131)	(4,410,568)	(85,665,227)	(1,499,503)
Net increase (decrease) in net assets resulting from operations	(7,221,419)	5,985,525	(75,775,484)	32,870,106
Distributions to shareholders from:
Investment income – net Class 2	–	–	–	–
Total distributions	–	–	–	–
Capital share transactions (note 8):
Proceeds from sales Class 1	23,383	–	13,209	–
Class 2	1,152,120	7,191,100	2,743,360	8,086,369
Shares issued as a result of reinvested distributions Class 1	–	–	–	–
Payments for redemption of shares Class 1	(117)	–	(2,012)	–
Class 2	(14,306,183)	(17,989,698)	(24,866,204)	(73,737,946)
Increase (decrease) in net assets from capital share transactions	(13,130,797)	(10,798,598)	(22,111,647)	(65,651,577)
Total increase (decrease) in net assets	(20,352,216)	(4,813,073)	(97,887,131)	(32,781,471)
Net assets at beginning of year	187,180,335	191,993,408	637,194,471	669,975,942
Net assets at end of period*	$166,828,119	$187,180,335	$539,307,340	$637,194,471
* including (distributions in excess of) undistributed net investment income of	$14,941,924	$–	$4,830,694	$–

Advantus Series Funds, Inc.

Statements of Changes in Net Assets – continued

Period from January 1, 2008 to June 30, 2008 and year ended December 31, 2007
(Unaudited)

	International Bond Portfolio		Index 400 Mid-Cap Portfolio
	2008	2007	2008	2007
Operations:
Investment income – net	$1,552,692	$1,531,033	$893,826	$1,799,378
Net realized gains (losses) on investments and foreign currencies	4,978,685	1,994,611	2,520,453	11,634,845
Net change in unrealized appreciation or depreciation of investments	(4,656,172)	3,186,551	(10,240,964)	(2,772,951)
Net increase (decrease) in net assets resulting from operations	1,875,205	6,712,195	(6,826,685)	10,661,272
Capital share transactions (note 8):
Proceeds from sales Class 1	15,397	–	13,936	–
Class 2	12,390,821	15,332,701	5,794,989	16,786,157
Payments for redemption of shares Class 1	(340)	–	(281)	–
Class 2	(2,133,944)	(1,321,336)	(3,318,292)	(4,475,491)
Increase (decrease) in net assets from capital share transactions	10,271,934	14,011,365	2,490,352	12,310,666
Total increase (decrease) in net assets	12,147,139	20,723,560	(4,336,333)	22,971,938
Net assets at beginning of year	83,406,848	62,683,288	167,992,643	145,020,705
Net assets at end of period*	$95,553,987	$83,406,848	$163,656,310	$167,992,643
* including (distributions in excess of) undistributed net investment income of	$1,673,200	$120,508	$893,826	$–

See accompanying notes to financial statements.

	Real Estate Securities Portfolio
	2008	2007
Operations:
Investment income – net	$1,750,589	$1,608,104
Net realized gains (losses) on investments and foreign currencies	(1,127,051)	10,832,473
Net change in unrealized appreciation or depreciation of investments	(4,781,770)	(34,851,413)
Net increase (decrease) in net assets resulting from operations	(4,158,232)	(22,410,836)
Capital share transactions (note 8):
Proceeds from sales Class 1	9,171	–
Class 2	3,926,556	11,258,640
Payments for redemption of shares Class 1	(275)	–
Class 2	(6,472,557)	(20,788,886)
Increase (decrease) in net assets from capital share transactions	(2,537,105)	(9,530,246)
Total increase (decrease) in net assets	(6,695,337)	(31,941,082)
Net assets at beginning of year	115,079,727	147,020,809
Net assets at end of period*	$108,384,390	$115,079,727
* including (distributions in excess of) undistributed net investment income of	$1,750,589	$–

Advantus Series Fund, Inc.
Notes to Financial Statements

June 30, 2008

(1)  Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.) Each Portfolio is diversified except for the International Bond Portfolio. The Fund's prospectus provides a detailed description of each Portfolio's investment objective, policies and strategies. Effective November 6, 2007, the Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares. Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company's ("Minnesota Life") separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost,

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2) Summary of Significant Accounting Policies – (continued)

which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date, or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standares No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161'). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2) Summary of Significant Accounting Policies – (continued)

enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source.

Federal Taxes

Each Portfolio's policy is to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund has recorded in its financial statements the full benefit of its tax positions taken in connection with the RIC qualification and distribution requirements of the RIC. Therefore, no income tax provision is required. Each Portfolio within the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

Management has analyzed the Funds' tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for the 2004, 2005 and 2006 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 2007 which are available to offset future capital gains, if any. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire:

	Carryover expiring in:
Portfolio	2012	2013	2014	2015
Bond	–	–	(2,028,710)	(965,714)
Money Market	(1,197)	(598)	–	(236)
Mortgage Securities	–	–	–	(41,704)
International Bond	–	–	(556,051)	–

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Portfolios.

Distributions to Shareholders

Distributions to shareholders from net investment income for the Money Market Portfolio are declared daily and reinvested at month-end in additional shares of capital stock. For Portfolios other than the Money Market Portfolio, distributions from net investment income and realized gains, if any, will generally be declared and

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2) Summary of Significant Accounting Policies – (continued)

reinvested in additional shares on an annual basis. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2008, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $24,361,581 and $16,540,313, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary or securities lending collateral investments in short-term securities, for the period ended June 30, 2008 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Bond	$57,737,037	$79,210,038	$327,155,870	$261,117,816
Mortgage Securities	1,432,863	9,851,484	80,336,356	75,591,514
Index 500	7,097,777	21,643,813	–	–
International Bond	85,383,819	75,674,949	–	–
Index 400 Mid-Cap	14,088,858	9,547,562	–	–
Real Estate Securities	19,798,565	21,571,945	–	–

*Includes U.S. government-sponsored enterprise securities

(4)  Expenses and Related Party Transactions

The Portfolios have an investment advisory agreement with Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group (SFG). Under the advisory agreement, Advantus Capital manages the Portfolio's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Portfolio of the Fund pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Bond	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Money Market	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion

Mortgage Securities	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Index 500	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

International Bond	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion

Index 400 Mid-Cap	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

Real Estate Securities	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. (the "Sub-Advisor), a registered investment Advisor for the International Bond Portfolio, under which Advantus Capital pays the Sub-Advisor an annual fee of .37% based on average daily net assets.

The Fund bears certain other operating expenses including independent directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Fund's Chief Compliance Officer, and other miscellaneous expenses. Each Portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Portfolio will be allocated based upon the proportionate daily net assets of each Portfolio.

Administrative Services Fee

Each Portfolio pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. Effective January 1, 2008, administrative service fees for accounting fees are allocated to the portfolios as determined by the providers based on time and effort. Total monthly fees by portfolio range from $1,332 to $3,499. Legal services for each portfolio is $870 per month.

Accounting Services

The Fund has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. These fees range from .02% to .07% of net assets depending on the size and makeup of the portfolio. The fees are based upon a calculation of a number of factors including base fees, size of assets, out of pocket expenses and certain other fees.

Distribution Fees

The Fund has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its Money Market Portfolio ("Covered Portfolio"). Each Covered Portfolio pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Portfolio. These fees are paid out of the Covered Portfolio's assets, which reduces a Covered Portfolio's net assets as do other Covered Portfolio expenses. The fees are paid to Securian Financial Services, Inc. (Securian), the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Portfolio's shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

(5)  Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral. The Portfolios receive a fee from the brokers measured as a percent of the loaned securities. Upon initiation of the loan, cash collateral equal to102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned is required. If at any time the collateral falls below 100% of the value of the loaned securities, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities. The market value of loaned securities is determined at the close of business of the Portfolios and any additional required cash collateral is delivered to the respective Portfolio on the next business day. The Fund's lending agent then invests all cash collateral in securities that meet the Fund's securities lending investment guidelines. These investments are subject to inherent market risks such as interest rate risk, liquidity risk and other risks that are present in the market, and, as such, the value of these investments may not be sufficient, when liquidated, to repay the collateral to the borrower when the loaned security is returned. This could result in losses incurred by the Fund. Additional risk to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. These additional risks are mitigated by indemnification clauses in the securities lending contract with the lending agent.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(5)  Securities Lending – (continued)

The value of securities on loan at June 30, 2008 is as follows:

Market Value of Securities on Loan at June 30, 2008
Bond	$13,500,935
Index 500	36,060,384
Index 400 Mid-Cap	24,988,186
Real Estate Securities	15,308,295

Gain or loss in the market price of the securities loaned as well as collateral received that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Fund Management, LLC normally receives 25% of income on securities lending activities and covers the expenses associated with those activities, however, in consideration of current market conditions, Wells Fargo has voluntarily agreed that the Portfolios will temporarily receive 100% of securities lending income until such time as Wells Fargo, in its sole discretion, determines to terminate such voluntary agreement.

(6)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At June 30, 2008, investments in securities of Bond, Money Market and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond, Money Market and Mortgage Securities were $14,637,955, $2,687,418 and $9,765,642, respectively, which represent 3.7%, 2.1% and 5.9% of net assets, respectively. Pursuant to guidelines adopted by the Fund's Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(7)  Capital Share Transactions

Transactions in shares of the Portfolios for the period ended June 30, 2008 and year ended December 31, 2007 were as follows:

	Bond – Class 1		Bond – Class 2
	2008	2007	2008	2007
Sold	5,866	–	9,699,533	26,554,651
Redeemed	(153)	–	(5,299,092)	(6,489,039)
	5,713	–	4,400,441	20,065,612

	Money Market
	2008	2007
Sold	23,439,660	58,424,432
Issued for reinvested distributions	1,660,462	5,912,782
Redeemed	(28,094,241)	(44,607,071)
	(2,994,119)	19,730,143

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7)  Capital Share Transactions – (continued)

	Mortgage Securities Class 1		Mortgage Securities Class 2
	2008	2007	2008	2007
Sold	15,405	–	736,330	4,642,298
Redeemed	(77)	–	(9,290,376)	(11,572,646)
	15,328	–	(8,554,046)	(6,930,348)
	Index 500 – Class 1		Index 500 – Class 2
	2008	2007	2008	2007
Sold	2,930	–	611,564	1,666,990
Redeemed	(446)	–	(5,563,389)	(15,455,579)
	2,484	–	(4,951,825)	(13,788,589)
	International Bond Class 1		International Bond Class 2
	2008	2007	2008	2007
Sold	9,864	–	7,957,500	10,735,346
Redeemed	(218)	–	(1,360,357)	(941,057)
	9,646	–	6,597,143	9,794,289
	Index 400 Mid-Cap Class 1		Index 400 Mid-Cap Class 2
	2008	2007	2008	2007
Sold	7,079	–	3,094,148	8,414,208
Redeemed	(142)	–	(1,731,110)	(2,258,015)
	6,937	–	1,363,038	6,156,193
	Real Estate – Class 1		Real Estate – Class 2
	2008	2007	2008	2007
Sold	3,889	–	1,618,580	3,957,081
Redeemed	(109)	–	(2,702,100)	(7,593,256)
	3,780	–	(1,083,520)	(3,636,175)

(8) Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(8)  Fair Value Measurement – (continued)

may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The valuation techniques used by the Portfolios to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs

The following is a reconciliation of assets for which level 3 inputs were used in determining fair value:

	Fair Value Measurement at June 30, 2008 using
Portfolio	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Bond	$11,699,185	$437,370,527	$9,898,394	$458,968,106
Money Market	—	131,549,955	—	131,549,955
Mortgage Securities	17,338,503	161,865,249	1,834,762	181,038,514
Index 500	539,068,101	37,919,224	—	576,987,325
International Bond	(1,139,519)	84,950,632	10,277,597	94,088,710
Index 400 Mid-Cap	163,301,184	26,378,991	—	189,680,175
Real Estate Securities	107,992,210	15,702,871	—	123,695,081

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of June 30, 2008, is as follows:

Portfolio	Beginning balance 12/31/2007	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in and/or out of Level 3	Ending balance 06/30/2008
Bond	$13,401,041	$(2,187,111)	$(35,353)	$(1,630,329)	$350,146	$9,898,394
Mortgage Securities	2,716,296	(89,618)	16,550	(808,466)	—	1,834,762
Index 500	7,875,339	(7,875,339)	—	—	—	—
International Bond	—	9,879,181	—	398,416	—	10,277,597
Index 400 Mid-Cap	2,740,260	(2,740,260)	—	—	—	—
Real Estate Securities	2,308,268	(2,308,268)	—	—	—	—

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the quarter. Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for tranfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights

Bond Portfolio

	Class 1 Shares
	Period from January 1, 2008 to June 30, 2008 (unaudited)		Period from November 6 2007 to December 31, 2007(c)
Net asset value, beginning of period	$1.58		$1.58
Income from investment operations:
Net investment income	02		–
Net gains (losses) on securities (both realized and unrealized)	(.10)		–
Total from investment operations	(.08)		–
Net asset value, end of period	$1.50		$1.58
Total return (a)	(4.82)%		.00%
Net assets, end of period (in thousands)	$9		$–
Ratios to average net assets:
Expenses	.49	%(b)	.00%
Net investment income	5.35	%(b)	.00%
Portfolio turnover rate (excluding short-term securities)	92.3%		.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Inception Date was November 6, 2007.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Bond Portfolio

	Class 2 Shares
	Period from January 1, 2008 to June 30, 2008		Year ended December 31,
	(unaudited)		2007		2006	2005(b)	2004	2003
Net asset value, beginning of period	$1.58		$1.54		$1.48	$1.44	$1.37	$1.30
Income from investment operations:
Net investment income	.04		.08		.07	.06	.06	.06
Net gains (losses) on securities (both realized and unrealized)	(.12)		(.04)		(.01)	(.02)	.01	.01
Total from investment operations	(.08)		.04		.06	.04	.07	.07
Net asset value, end of period	$1.50		$1.58		$1.54	$1.48	$1.44	$1.37
Total return (a)	(4.82)%		2.29	%(c)	4.66%	2.44%	4.98%	5.35%
Net assets, end of period (in thousands)	$393,208		$406,106		$366,077	$336,093	$304,936	$286,934
Ratios to average net assets:
Expenses	.74	%(d)	.73%		.74%	.75%	.64%	.61%
Net investment income	5.10	%(d)	5.18%		4.92%	4.49%	4.42%	4.32%
Portfolio turnover rate (excluding short-term securities)	92.3%		89.6%		90.2%	131.5%	124.2%	128.4%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.10% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 5). Excluding this unrealized gain, the total return would have been 2.19%.

(d)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Money Market Portfolio

	Period from January 1, 2008 to June 30, 2008		Year ended December 31,
	(unaudited)		2007	2006	2005(b)	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	.01		.04	.04	.02	.01	.01
Net gains (losses) on securities (both realized and unrealized)	–		–	–	–	–	–
Total from investment operations	.01		.04	.04	.02	.01	.01
Less distributions:
Dividends from net investment income	(.01)		(.04)	(.04)	(.02)	(.01)	(.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.13%		4.55%	4.36%	2.43%	.74%	.61%
Net assets, end of period (in thousands)	$130,223		$133,217	$113,487	$97,016	$85,433	$96,069
Ratios to average net assets:
Expenses	.70	%(c)	.68%	.71%	.72%	.64%	.60%
Net investment income	2.44	%(c)	4.51%	4.31%	2.43%	.75%	.64%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 1 Shares
	Period from January 1, 2008 to June 30, 2008 (unaudited)		Period from November 6, 2007 to December 31, 2007(c)
Net asset value, beginning of period	$1.57		$1.57
Income from investment operations:
Net investment income	.01		–
Net gains (losses) on securities (both realized and unrealized)	(.07)		–
Total from investment operations	(.06)		–
Net asset value, end of period	$1.51		$1.57
Total return (a)	(3.99)%		.00%
Net assets, end of period (in thousands)	$23		$–
Ratios to average net assets:
Expenses	.56	%(b)	.00%
Net investment income	5.43	%(b)	.00%
Portfolio turnover rate (excluding short-term securities)	48.0%		.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Inception Date was November 6, 2007.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 2 Shares
	Period from January 1, 2008 to June 30, 2008		Year ended December 31,
	(unaudited)		2007	2006	2005(b)	2004	2003
Net asset value, beginning of period	$1.57		$1.52	$1.45	$1.41	$1.34	$1.29
Income from investment operations:
Net investment income	.04		.08	.08	.07	.07	.08
Net gains (losses) on securities (both realized and unrealized)	(.10)		(.03)	(.01)	(.03)	–	(.03)
Total from investment operations	(.06)		.05	.07	.04	.07	.05
Net asset value, end of period	$1.51		$1.57	$1.52	$1.45	$1.41	$1.34
Total return (a)	(3.99)%		3.19%	5.34%	2.88%	4.81%	4.15%
Net assets, end of period (in thousands)	$166,805		$187,180	$191,993	$195,294	$235,481	$241,997
Ratios to average net assets:
Expenses	.81	%(c)	.76%	.76%	.78%	.65%	.62%
Net investment income	5.18	%(c)	5.44%	5.49%	4.93%	4.98%	5.51%
Portfolio turnover rate (excluding short-term securities)	48.0%		87.8%	89.4%	138.9%	152.2%	83.9%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 1 Shares
	Period from January 1, 2008 to June 30, 2008 (unaudited)		Period from November 6, 2007 to December 31, 2007(c)
Net asset value, beginning of period	$4.82		$4.97
Income from investment operations:
Net investment income	.01		–
Net gains (losses) on securities (both realized and unrealized)	(.59)		(.15)
Total from investment operations	(.58)		(.15)
Net asset value, end of period	$4.24		$4.82
Total return (a)	(12.07)%		.00%
Net assets, end of period (in thousands)	$10		$–
Ratios to average net assets:
Expenses	.22	%(b)	.00%
Net investment income	1.92	%(b)	.00%
Portfolio turnover rate (excluding short-term securities)	1.2%		.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Inception Date was November 6, 2007.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 2 Shares
	Period from January 1, 2008 to June 30, 2008		Year ended December 31,
	(unaudited)		2007		2006	2005(b)	2004	2003
Net asset value, beginning of period	$4.82		$4.59		$3.98	$3.81	$3.45	$2.70
Income from investment operations:
Net investment income	.04		.07		.08	.05	.06	.04
Net gains (losses) on securities (both realized and unrealized)	(.62)		.16		.53	.12	.30	.71
Total from investment operations	(.58)		.23		.61	.17	.36	.75
Net asset value, end of period	$4.24		$4.82		$4.59	$3.98	$3.81	$3.45
Total return (a)	(12.07)%		5.02	%(c)	15.23%	4.43%	10.39%	28.04%
Net assets, end of period (in thousands)	$539,297		$637,194		$669,976	$661,874	$663,636	$586,842
Ratios to average net assets:
Expenses	.47	%(d)	.48%		.49%	.50%	.45%	.45%
Net investment income	1.67	%(d)	1.52%		1.83%	1.38%	1.59%	1.34%
Portfolio turnover rate (excluding short-term securities)	1.2%		3.5%		3.6%	5.5%	1.6%	2.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.10% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 5). Excluding this unrealized gain, the total return would have been 2.19%.

(d)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

International Bond Portfolio

	Class 1 Shares
	Period from January 1, 2008 to June 30, 2008 (unaudited)		Period from November 6, 2007 to December 31, 2007(c)
Net asset value, beginning of period	$1.51		$1.50
Income from investment operations:
Net investment income	.01		–
Net gains (losses) on securities (both realized and unrealized)	.02		.01
Total from investment operations	.03		.01
Net asset value, end of period	$1.54		$1.51
Total return (a)	2.39%		.00%
Net assets, end of period (in thousands)	$15		$–
Ratios to average net assets:
Expenses	.96	%(b)	.00%
Net investment income	3.59	%(b)	.00%
Portfolio turnover rate (excluding short-term securities)	86.8%		.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Inception Date was November 6, 2007.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

International Bond Portfolio

	Class 2 Shares
	Period from January 1, 2008 to June 30, 2008		Year ended December 31,
	(unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.51		$1.38	$1.33	$1.46	$1.31	$1.09
Income from investment operations:
Net investment income	.02		.03	–	.03	.03	.03
Net gains (losses) on securities (both realized and unrealized)	.01		.10	.05	(.16)	.12	.19
Total from investment operations	.03		.13	.05	(.13)	.15	.22
Net asset value, end of period	$1.54		$1.51	$1.38	$1.33	$1.46	$1.31
Total return (a)	2.38%		9.43%	3.99%	(8.91)%	11.43%	20.25%
Net assets, end of period (in thousands)	$95,539		$83,407	$62,683	$62,927	$67,534	$68,312
Ratios to average net assets:
Expenses	1.21	%(b)	1.18%	1.16%	1.15%	1.17%	1.09%
Net investment income	3.34	%(b)	2.17%	2.70%	2.42%	2.20%	2.55%
Portfolio turnover rate (excluding short-term securities)	86.8%		139.3%	225.7%	317.5%	145.2%	364.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Class 1 Shares
	Period from January 1, 2008 to June 30, 2008 (unaudited)		Period from November 6, 2007 to December 31, 2007(c)
Net asset value, beginning of period	$1.98		$2.05
Income from investment operations:
Net investment income	–		–
Net gains (losses) on securities (both realized and unrealized)	(.08)		(.07)
Total from investment operations	(.08)		(.07)
Net asset value, end of period	$1.90		$1.98
Total return (a)	(4.13)%		.00%
Net assets, end of period (in thousands)	$13		$–
Ratios to average net assets:
Expenses	.30	%(b)	.00%
Net investment income	1.36	%(b)	.00%
Portfolio turnover rate (excluding short-term securities)	6.1%		.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Inception Date was November 6, 2007.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Class 2 Shares
	Period from January 1, 2008 to June 30, 2008		Year ended December 31,
	(unaudited)		2007		2006	2005(b)	2004	2003
Net asset value, beginning of period	$1.98		$1.84		$1.68	$1.50	$1.29	$0.96
Income from investment operations:
Net investment income	.01		.02		.02	.02	.01	.01
Net gains (losses) on securities (both realized and unrealized)	(.09)		.12		.14	.16	.20	.32
Total from investment operations	(.08)		.14		.16	.18	.21	.33
Net asset value, end of period	$1.90		$1.98		$1.84	$1.68	$1.50	$1.29
Total return (a)	(4.13)%		7.44	%(c)	9.78%	11.96%	15.73%	34.59%
Net assets, end of period (in thousands)	$163,643		$167,993		$145,021	$123,649	$87,167	$63,758
Ratios to average net assets:
Expenses	.55	%(d)	.53%		.56%	.58%	.64%	.61%
Net investment income	1.11	%(d)	1.21%		1.02%	1.16%	.56%	.62%
Portfolio turnover rate (excluding short-term securities)	6.1%		22.8%		15.5%	25.5%	16.3%	11.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.10% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 5). Excluding this unrealized gain, the total return would have been 2.19%.

(d)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 1 Shares
	Period from January 1, 2008 to June 30, 2008 (unaudited)		Period from November 6, 2007 to December 31, 2007(c)
Net asset value, beginning of period	$2.41		$2.63
Income from investment operations:
Net investment income	.01		–
Net gains (losses) on securities (both realized and unrealized)	(.10)		(.22)
Total from investment operations	(.09)		(.22)
Net asset value, end of period	$2.32		$2.41
Total return (a)	(3.64)%		.00%
Net assets, end of period (in thousands)	$9		$–
Ratios to average net assets:
Expenses	.90	%(b)	.00%
Net investment income	3.33	%(b)	.00%
Portfolio turnover rate (excluding short-term securities)	18.1%		.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Inception Date was November 6, 2007.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 2 Shares
	Period from January 1, 2008 to June 30, 2008		Year ended December 31,
	(unaudited)		2007		2006	2005(b)	2004	2003
Net asset value, beginning of period	$2.41		$2.86		$2.19	$1.97	$1.46	$1.02
Income from investment operations:
Net investment income	.04		.07		.07	.06	.03	.03
Net gains (losses) on securities (both realized and unrealized)	(.13)		(.52)		.60	.16	.48	.41
Total from investment operations	(.09)		(.45)		.67	.22	.51	.44
Net asset value, end of period	$2.32		$2.41		$2.86	$2.19	$1.97	$1.46
Total return (a)	(3.64)%		(15.76	)%(c)	30.63%	11.08%	35.52%	42.21%
Net assets, end of period (in thousands)	$108,375		$115,080		$147,021	$110,437	$95,410	$60,664
Ratios to average net assets:
Expenses	1.15	%(d)	1.08%		1.10%	1.12%	1.06%	1.11%
Net investment income	3.08	%(d)	2.65%		2.90%	3.14%	2.13%	2.78%
Portfolio turnover rate (excluding short-term securities)	18.1%		37.3%		39.7%	34.8%	85.3%	45.4%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.10% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 5). Excluding this unrealized gain, the total return would have been 2.19%.

(d)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Fund Expense Examples

(unaudited)

Fund Expenses Paid by Shareholders

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Fund does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Fund) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Portfolios. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the portfolio you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare the 5% hypothetical example of the portfolios you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Advantus Series Fund, Inc.
Fund Expense Examples – continued

	Account Value
	Beginning of Period January 1, 2008	End of Period June 30, 2008	Expenses Paid During Period*	Expense Ratio During Period*
Bond Portfolio Class 1
Actual Return	$1,000.00	$951.75	$2.38	0.49%
Hypothetical return before expenses	$1,000.00	$1,022.43	$2.46	0.49%
Bond Portfolio Class 2
Actual Return	$1,000.00	$951.78	$3.59	0.74%
Hypothetical return before expenses	$1,000.00	$1,021.18	$3.72	0.74%
Money Market Portfolio Class 1
Actual Return	$1,000.00	$1,011.25	$3.50	0.70%
Hypothetical return before expenses	$1,000.00	$1,021.38	$3.52	0.70%
Mortgage Securities Portfolio Class 1
Actual Return	$1,000.00	$960.13	$2.73	0.56%
Hypothetical return before expenses	$1,000.00	$1,022.08	$2.82	0.56%
Mortgage Securities Portfolio Class 2
Actual Return	$1,000.00	$960.12	$3.95	0.81%
Hypothetical return before expenses	$1,000.00	$1,020.84	$4.07	0.81%
Index 500 Portfolio Class 1
Actual Return	$1,000.00	$879.29	$1.03	0.22%
Hypothetical return before expenses	$1,000.00	$1,023.77	$1.11	0.22%
Index 500 Portfolio Class 2
Actual Return	$1,000.00	$879.26	$2.20	0.47%
Hypothetical return before expenses	$1,000.00	$1,022.53	$2.36	0.47%
International Bond Portfolio Class 1
Actual Return	$1,000.00	$1,023.86	$4.83	0.96%
Hypothetical return before expenses	$1,000.00	$1,020.09	$4.82	0.96%
International Bond Portfolio Class 2
Actual Return	$1,000.00	$1,023.85	$6.09	1.21%
Hypothetical return before expenses	$1,000.00	$1,018.85	$6.07	1.21%

Advantus Series Fund, Inc.
Fund Expense Examples – continued

	Account Value
	Beginning of Period January 1, 2008	End of Period June 30, 2008	Expenses Paid During Period*	Expense Ratio During Period*
Index 400 Mid-Cap Portfolio Class 1
Actual Return	$1,000.00	$958.68	$1.46	0.30%
Hypothetical return before expenses	$1,000.00	$1,023.37	$1.51	0.30%
Index 400 Mid-Cap Portfolio Class 2
Actual Return	$1,000.00	$958.67	$2.68	0.55%
Hypothetical return before expenses	$1,000.00	$1,022.13	$2.77	0.55%
Real Estate Securities Portfolio Class 1
Actual Return	$1,000.00	$963.65	$4.39	0.90%
Hypothetical return before expenses	$1,000.00	$1,020.39	$4.52	0.90%
Real Estate Securities Portfolio Class 2
Actual Return	$1,000.00	$963.59	$5.61	1.15%
Hypothetical return before expenses	$1,000.00	$1,019.14	$5.77	1.15%

*  Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 366 to reflect the one-half year period.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advantus Series Fund, Inc.
Proxy Voting and Quarterly Holdings Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov. The Fund will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Fund's proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Fund will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Directors votes on the renewal of the Fund's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently reapproved each Portfolio's Investment Advisory Agreement on January 24, 2008.

Fund directors receive a variety of information throughout the year about each Portfolio's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The directors meet at least once each year with each Portfolio's portfolio managers (or, with respect to International Bond Portfolio, a member of the sub-adviser's senior management team). Directors also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters.

The directors also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met with alone with independent legal counsel.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director may have attributed different weights to the various factors. The directors evaluated all information available to them (including the appropriateness of advisory fees payable by each Portfolio) on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio.

Management Fee and Other Expenses

The directors evaluated a report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Portfolio's investment management, non-management and total expenses with industry peers independently selected by Lipper. The Lipper report indicated with respect to each Portfolio that its investment advisory fee level is less than the average advisory fee levels of the Lipper peer group, in all cases, within the most favorable or second most favorable quintile of the Lipper peers. The Lipper report also indicated that each Portfolio (except International Bond Portfolio) have total expenses that are less than peer group averages. International Bond Portfolio's total expenses are somewhat higher than its peer group at least partly due to its substantially smaller size. The directors believe that the expense ratio should decline as the Portfolio grows. Based on this information, the directors concluded that the advisory fee payable by each Portfolio to Advantus is fair and reasonable.

Each Portfolio's advisory fee contains fee level breakpoints that will result in lower advisory fees and total expenses for such Portfolio as and when the assets of such Portfolio grow above the stated level (typically, when the Portfolio's net assets exceed $1 billion, an asset level considerably greater than each Portfolio's current asset level). The directors observed no uniformity or pattern in the existence of breakpoints or in the fees and asset levels at which breakpoints apply among named peers, and meaningful comparisons are therefore difficult to draw. The directors nonetheless believe that the Portfolios' current schedules of breakpoints are consistent with the objective of expecting Advantus to share any economies of scale it realizes with the Portfolios.

Fees Charged to Other Advisory Clients of Advantus

The directors observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Portfolio with a similar strategy. The directors concluded, however, that the higher fees charged to the Portfolios are justified by the additional services provided by Advantus in managing the Portfolios (including the provision of office facilities, officers, administration and compliance, the coordination of Fund board, committee and vendor functions, regulatory filings and the performance of most Fund operations).

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

Costs of Services Provided and Profitability to Advantus

The directors review quarterly Board reports on Advantus' profitability in managing each Portfolio. The directors recognized that comparative profitability information is not generally ascertainable. Nonetheless, the directors did not view Advantus' profitability from any Portfolio as excessive.

Investment Results

The directors review quarterly Board reports comparing each Portfolio's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. The directors noted recent periods of underperformance by Bond Portfolio and Mortgage Securities Portfolio, but attributed such underperformance to style differences (different emphases or relative weightings of certain types of securities) between such Portfolios and funds represented in their Lipper peer groups. The directors noted strong recent performance by International Bond Portfolio under management by Augustus Asset Managers Limited (the Portfolio's sub-adviser through December 31, 2007). The directors noted strong ongoing relative performance by Real Estate Securities Portfolio relative to its benchmarks and Lipper peers (even though that asset class continues to experience unusual volatility and stress). The directors also noted that the Index 500 and Index 400 Mid-Cap Portfolios continue to match the benchmark performance before expenses and that Money Market Portfolio continues to emphasize high quality securities and continues to perform well in a universe with very compressed performance figures. The directors concluded that each Portfolio is experiencing competitive investment results consistent with its stated objective and policies.

Ancillary Benefits to Advantus and Its Affiliates

The directors also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The directors noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The directors also noted that Securian Financial Services, Inc. (the Fund's distributor) receives 12b-1 fees from the Portfolios. The directors also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Fund, in return for a reimbursement of costs it incurs in connection with its provision of such services. The directors also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Portfolios and Fund.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Fund services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management directors, officers and employees of the Fund (with the exception of the Fund's Chief Compliance Officer, for whom each Portfolio bears an equitable share of compensation expenses attributable to her Fund compliance duties). The directors considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

Sub-Advisory Agreement with Franklin Advisers, Inc.

At the January 24, 2008 meeting, the directors also unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Franklin Advisers, Inc. ("Franklin") relating to International Bond Portfolio. Franklin succeeded Augustus Asset Managers Limited as International Bond Portfolio's sub-adviser on January 1, 2008. The Sub-Advisory Agreement was initially approved by the directors at a meeting on October 25, 2007. In addition to the directors' review of International Bond Portfolio's investment performance and expense ratios, the directors also requested and evaluated other information, including a report on Franklin's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that International Bond Portfolio will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Franklin reflected in the Fund's registration statement are complete and accurate, and assurance that Franklin will operate in full compliance with applicable laws, regulations and exemptive orders. The directors also reviewed a summary of Franklin's code of ethics and overall compliance program. The directors requested, but did not receive, an analysis of Franklin's anticipated profitability in managing the Portfolio. However, the directors noted that Advantus and Franklin are not affiliated and were assured by Advantus that the Sub-Advisory Agreement was negotiated on an "arm's-length" basis. The directors reviewed the terms of the Sub-Advisory Agreement and met in private session with independent legal counsel. Based on the foregoing factors, the directors concluded that approving the continuance of the Sub-Advisory Agreement with Franklin was in the best interest of International Bond Portfolio and its shareholders.

Advantus Series Fund, Inc.
Directors and Executive Officers

Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund and its Portfolios. None of the current directors are considered "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. These directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, the Fund's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Directors is required to be comprised of Independent Directors.

Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors

Linda L. Henderson 1949	Director since January 25, 2007	Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst and Certified Financial Planner

William C. Melton 1947	Director since April 25, 2002	Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis StarTribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors — continued

Dorothy J. Bridges 1955	Director since December 28, 2004	President and Chief Executive Officer, Franklin National Bank of Minneapolis since 1999; member, Franklin National Bancorporation since 1999; member, Federal Reserve Bank's Consumer Advisory Council since 2006; Chairman, Community Bankers Council of the American Bankers Association; Vice Chair, Northwest Area Foundation Board of Directors; Director, Federal Reserve Bank of Minneapolis

Other Executive Officers(2)

Gregory S. Strong 1944	President since April 25, 2007	Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc.; Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company; Senior Vice President, Treasurer and Director, Securian Life Insurance Company; Vice President and Director, Robert Street Property Management, Inc.; Vice President, Cherokee National Life Insurance Company; Vice President, CNL Financial Corporation; Vice President, CNL/Insurance America, Inc.; Director, Capitol City Property Management, Inc.; Director, Personal Finance Company LLC; Director, Securian Casualty Company

Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003	Financial Vice President and Director, Advantus Capital Management, Inc.; Second Vice President, Minnesota Life Insurance Company; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital); Financial Vice President, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.; Second Vice President, Securian Life Insurance Company

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

(1)  Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Fund, Vicki L. Bailey, born in 1955, has served as the Fund's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Investment Law and Advantus Compliance Officer, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC.

The Fund has both an Audit Committee and a Governance Committee of the Board of Directors, the members of which are all directors who are not "interested persons" of the Fund. Ms. Bridges, Ms. Henderson and Mr. Melton comprise the members of both committees.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Advantus Series Fund, Inc. ("Fund") if preceded or accompanied by (a) the current prospectus for the Fund and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

A03108-0808

Minnesota Life Insurance Company

A Securian Company

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1

CHANGE SERVICE REQUESTED

About Minnesota Life

Founded in 1880, Minnesota Life Insurance Company serves millions of people with a wide range of insurance and investment products for individuals, families and businesses. We provide more than $634 billion of life insurance protection and manage more than $30 billion in assets. One of the most highly-rated life insurers in America, we will be there when our clients need us.

©2008 Minnesota Life Insurance Company. All rights reserved.

F34490 Rev 8-2008

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The board of directors of the registrant has determined that Dorothy J. Bridges, a member of the board’s audit committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Bridges as the audit committee’s financial expert.  Ms. Bridges is an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a nominating committee of its board of directors, the members of which are all directors who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent directors”).  The nominating committee, which operates in accordance with a separate nominating committee charter approved by the board of directors, selects and recommends to the board of directors individuals for nomination as independent directors.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the nominating committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the nominating committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the nominating committee determines which of the viable candidates should be presented to the board of directors for selection to become a member of the board of directors.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the nominating committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                          Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

                                        Exhibit 99.CODE ETH attached hereto.

(2)                          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

                                        Exhibit 99.CERT attached hereto.

(3)                          Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

                                        Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President

Date:  September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  September 5, 2008